UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2741

Fidelity Court Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2004

Item 1. Reports to Stockholders

Spartan®

New Jersey Municipal
Funds

and

Fidelity ®
New Jersey Municipal
Money Market Fund

Annual Report

November 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan New Jersey Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan New Jersey Municipal Money Market Fund
	<Click Here>	Investment Changes/Performance
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New Jersey Municipal Money Market Fund
	<Click Here>	Investment Changes/Performance
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2004 to November 30, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Expenses Paid During Period* June 1, 2004 to November 30, 2004
Spartan New Jersey Municipal Income Fund
Actual	$ 1,000.00	$ 1,043.80	$ 2.50
HypotheticalA	$ 1,000.00	$ 1,022.52	$ 2.48
	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Expenses Paid During Period* June 1, 2004 to November 30, 2004
Spartan New Jersey Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,005.10	$ 1.75
HypotheticalA	$ 1,000.00	$ 1,023.23	$ 1.77
Fidelity New Jersey Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,004.20	$ 2.66
HypotheticalA	$ 1,000.00	$ 1,022.32	$ 2.68

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan New Jersey Municipal Income Fund	.49%
Spartan New Jersey Municipal Money Market Fund	.35%
Fidelity New Jersey Municipal Money Market Fund	.53%

Annual Report

Spartan New Jersey Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2004	Past 1 year	Past 5 years	Past 10 years
Spartan NJ Municipal Income	3.56%	6.52%	6.70%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® New Jersey Municipal Income Fund on November 30, 1994. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Spartan New Jersey Municipal Income Fund

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Spartan® New Jersey Municipal Income Fund

Shaking off a negative return through the first half of the period, the municipal bond market managed a solid gain for the year that ended November 30, 2004. In the second quarter of 2004, bonds lost ground as strong labor markets fueled expectations of rising inflation. In the third quarter, however, record-high crude oil prices and slower-than-expected economic growth led investors to reassess the magnitude and length of the current tightening cycle by the Federal Reserve Board. As a result, longer-maturity Treasury yields fell at the same time that increases in the federal funds target rate drove up shorter-term securities, leading to a flatter yield curve. Intermediate- and long-term municipal-to-taxable yield ratios remained fairly high during this time, allowing municipal bonds to maintain their attractive valuations relative to Treasuries. For the year overall, the Lehman Brothers® Municipal Bond Index - a performance measure of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds - rose 4.07%.

For the 12 months ending November 30, 2004, the fund returned 3.56%. During the same period, the LipperSM New Jersey Municipal Debt Funds Average returned 3.12% and the Lehman Brothers New Jersey 4 Plus Year Modified Municipal Bond Index returned 4.14%. New Jersey munis performed in line with most state muni markets, responding to an improving state and national economy and rising short-term interest rates. The fund's outperformance of its Lipper peer group average likely was aided by its stake in bonds that were prerefunded during the period, a process that generally resulted in higher prices for these securities. The fund owned some bonds issued in Puerto Rico - mostly prerefunded or insured securities - which are free from state taxes and offered better values at times than some bonds issued in New Jersey. I believe my approach to managing the fund's interest rate sensitivity - which involved keeping it in line with the Lehman Brothers index - benefited performance given the volatility that characterized the year. Detracting from performance was the lack of opportunities to replace some bonds that were prerefunded with attractively priced bonds structured in a way I preferred.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan New Jersey Municipal Income Fund

Investment Changes

Top Five Sectors as of November 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.7	35.5
Transportation	24.6	25.2
Escrowed/Pre-Refunded	10.9	9.3
Special Tax	6.1	3.6
Water & Sewer	5.5	6.1
Average Years to Maturity as of November 30, 2004
		6 months ago
Years	14.8	14.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of November 30, 2004
6 months ago
Years	7.5	7.3

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of November 30, 2004	As of May 31, 2004
AAA 77.3%	AAA 72.0%
AA,A 18.7%	AA,A 20.6%
BBB 2.3%	BBB 3.5%
BB and Below 0.3%	BB and Below 0.3%
Not Rated 0.6%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 0.8%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Spartan New Jersey Municipal Income Fund

Investments November 30, 2004

Showing Percentage of Net Assets

Municipal Bonds - 99.2%
	Principal Amount	Value (Note 1)
New Jersey - 77.1%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.):
7.375% 7/1/10 (Escrowed to Maturity) (c)	$ 750,000	$ 855,525
7.4% 7/1/16 (Escrowed to Maturity) (c)	3,510,000	4,470,933
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	2,750,000	2,962,960
Burlington County Bridge Commission Lease Rev. (Govt. Leasing Prog.):
5.25% 8/15/16	1,100,000	1,200,947
5.25% 8/15/17	1,000,000	1,083,460
5.25% 8/15/19	1,000,000	1,081,390
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	1,350,000	1,743,377
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,724,752
Egg Hbr. Township School District:
5.5% 7/15/16 (FSA Insured)	3,020,000	3,476,956
5.5% 7/15/17 (FSA Insured)	1,970,000	2,271,016
Essex County Gen. Oblig. Series A2, 6.25% 9/1/10 (AMBAC Insured)	4,180,000	4,383,817
Essex County Impt. Auth. (County Correctional Facility Proj.):
Series 2000, 5.75% 10/1/30 (Pre-Refunded to 10/1/10 @ 100) (c)	3,605,000	4,108,546
5.25% 10/1/18 (MBIA Insured)	1,000,000	1,095,200
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,785,263
Garden State Preservation Trust Open Space & Farmland Preservation:
Series A, 5.25% 11/1/19 (FSA Insured)	7,900,000	8,584,456
Series B:
6.375% 11/1/13 (MBIA Insured) (a)	4,000,000	4,580,640
6.375% 11/1/15 (MBIA Insured) (a)	1,630,000	1,887,817
Hudson County Ctfs. of Prtn.:
6% 6/1/11 (MBIA Insured)	2,685,000	3,073,600
6.25% 6/1/14 (MBIA Insured)	3,210,000	3,795,408
6.25% 6/1/15 (MBIA Insured)	2,420,000	2,873,774
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,829,329
6.25% 6/1/16 (MBIA Insured)	1,610,000	1,932,950
Jersey City Gen. Oblig. Series B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,401,413
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
Jersey City Swr. Auth. Swr. Rev. 6% 1/1/07 (AMBAC Insured)	$ 2,175,000	$ 2,335,015
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	675,000	863,939
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,300,260
Manalapan-Englishtown Reg'l. Board of Ed. 5.75% 12/1/22 (FGIC Insured)	1,340,000	1,581,709
Middlesex County Ctfs. of Prtn. 5.5% 8/1/17 (MBIA Insured)	1,000,000	1,104,100
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.):
5.25% 9/15/16	1,360,000	1,504,949
5.25% 9/15/17	2,000,000	2,183,500
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,075,788
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,196,930
Monroe Township Muni. Util. Auth. Middlesex County Rev. 5.25% 2/1/12 (FGIC Insured)	1,130,000	1,243,294
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (MBIA Insured)	1,285,000	1,402,886
New Jersey Bldg. Auth. Bldg. Rev. 5.75% 6/15/09	1,185,000	1,294,447
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Seeing Eye, Inc. Proj.) 6.2% 12/1/24	2,000,000	2,198,660
New Jersey Econ. Dev. Auth. Lease Rev. (State Office Bldgs. Projs.) 6% 6/15/13 (Pre-Refunded to 6/15/10 @ 100) (c)	3,180,000	3,652,548
New Jersey Econ. Dev. Auth. Rev.:
(Edl. Testing Svc. Proj.) Series A, 6.5% 5/15/05 (MBIA Insured)	400,000	406,472
(Trans. Proj.) Series B, 5.75% 5/1/10 (FSA Insured)	1,000,000	1,127,860
Series 2001 A:
5.125% 6/15/14 (AMBAC Insured)	6,710,000	7,288,738
5.25% 6/15/15 (AMBAC Insured)	9,795,000	10,645,206
Series 2004 A, 5.25% 7/1/31 (MBIA Insured)	5,000,000	5,241,400
Series C, 5.25% 6/15/17 (MBIA Insured)	11,000,000	11,946,220
Series F, 5.25% 6/15/19 (FGIC Insured)	1,500,000	1,645,770
Series I, 5.25% 9/1/28 (FGIC Insured)	2,000,000	2,101,020
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (b)	7,700,000	8,016,008
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (b)	3,750,000	3,864,113
Series A, 5.25% 7/1/38 (FGIC Insured) (b)	3,270,000	3,345,962
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.: - continued
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA Insured) (b)	$ 1,000,000	$ 1,026,190
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A:
5.25% 3/1/09	4,855,000	5,309,379
5.25% 3/1/10	4,855,000	5,348,996
5.25% 3/1/11	4,605,000	5,099,531
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375% 7/1/16 (FGIC Insured)	2,000,000	2,198,760
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,595,000	1,831,842
(Montclair State Univ. Proj.) Series L, 5.125% 7/1/20 (MBIA Insured)	2,145,000	2,298,325
(Ramapo College Proj.) Series E, 5% 7/1/34 (FGIC Insured)	1,500,000	1,525,065
(Saint Peters College Proj.) Series B, 5.375% 7/1/12	1,450,000	1,453,741
New Jersey Envir. Infrastructure Trust Series A:
5.5% 9/1/10	1,675,000	1,863,136
5.5% 9/1/11	2,830,000	3,121,490
5.5% 9/1/12	2,980,000	3,266,318
New Jersey Gen. Oblig.:
Series 1996 E, 6% 7/15/09	1,500,000	1,696,050
Series H, 5.25% 7/1/11	3,345,000	3,715,225
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series A, 6% 7/1/11 (AMBAC Insured)	3,500,000	4,012,225
(Atlantic City Med. Ctr. Proj.) 5.75% 7/1/25	3,000,000	3,130,740
(Burdette Tomlin Memorial Hosp. Proj.) Series D, 6.25% 7/1/06 (FGIC Insured)	1,710,000	1,716,293
(Cmnty. Med. Ctr./Kimball Med. Ctr. Proj.) 5.25% 7/1/11 (FSA Insured)	750,000	807,473
(Hackensack Univ. Med. Ctr. Proj.) Series A, 5.25% 1/1/12 (MBIA Insured)	3,165,000	3,374,681
(Kennedy Health Sys. Proj.) Series B:
5.75% 7/1/07 (MBIA Insured)	1,930,000	2,088,125
5.75% 7/1/08 (MBIA Insured)	1,135,000	1,253,505
(Saint Josephs Hosp. & Med. Ctr. Proj.) Series A, 5.75% 7/1/16 (Connie Lee Hldgs., Inc. Insured)	1,000,000	1,065,630
(Saint Peters Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,500,000	1,645,275
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.: - continued
5.375% 11/15/33	$ 2,040,000	$ 2,076,230
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev. (Sr. Parkway Proj.):
6% 1/1/19 (Escrowed to Maturity) (c)	5,385,000	6,446,760
6.2% 1/1/10 (Escrowed to Maturity) (c)	6,170,000	6,911,696
New Jersey Sports & Exposition Auth. Contract Rev. Series A:
5.25% 3/1/11 (MBIA Insured)	1,360,000	1,509,287
6% 3/1/14 (MBIA Insured)	4,220,000	4,776,449
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2000 A:
5.5% 1/1/25 (MBIA Insured)	10,370,000	11,173,779
5.5% 1/1/30 (MBIA Insured)	20,100,000	21,447,301
Series A:
5.6% 1/1/22 (MBIA Insured)	7,925,000	8,667,493
5.625% 1/1/15 (MBIA Insured)	615,000	674,095
5.75% 1/1/10 (Escrowed to Maturity) (c)	735,000	830,631
6% 1/1/11 (Escrowed to Maturity) (c)	580,000	665,927
Series C:
6.5% 1/1/09 (Escrowed to Maturity) (c)	1,300,000	1,492,218
6.5% 1/1/16	740,000	886,601
6.5% 1/1/16 (Escrowed to Maturity) (c)	2,715,000	3,293,186
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5.5% 6/15/12	10,000,000	11,194,800
Series 2003 C:
5.5% 6/15/18	10,250,000	11,414,810
5.5% 6/15/24	3,000,000	3,266,010
Series 2004 A, 5.25% 6/15/19 (FGIC Insured)	7,250,000	7,866,613
Series A, 5.75% 6/15/15 (MBIA Insured)	3,000,000	3,478,440
Series C:
5.5% 12/15/10 (FSA Insured)	8,000,000	8,997,520
5.5% 6/15/19	6,125,000	6,783,621
5.75% 12/15/12 (FSA Insured)	5,000,000	5,740,350
New Jersey Transit Corp.:
Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	5,000,000	5,433,950
Series B, 5.75% 2/1/07 (AMBAC Insured)	1,000,000	1,069,010
New Jersey Transit Corp. Ctfs. of Prtn. Series A:
5.25% 9/15/15 (AMBAC Insured)	3,550,000	3,912,455
6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (c)	3,000,000	3,413,880
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (b)	$ 2,465,000	$ 2,670,014
Newark Gen. Oblig.:
5.3% 9/1/16 (MBIA Insured)	3,500,000	3,702,125
5.375% 12/15/13 (MBIA Insured)	2,840,000	3,188,922
Newark Port Auth. Hsg. Auth. (City of Newark Redev. Proj.):
5% 1/1/34 (MBIA Insured)	5,000,000	5,080,050
5.5% 1/1/27 (MBIA Insured)	2,500,000	2,692,250
North Bergen Township Muni. Utils. Auth. Swr. Rev.:
5.25% 12/15/16 (MBIA Insured)	2,800,000	3,085,432
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,096,360
North Hudson Swr. Auth. Swr. Rev. Series A:
0% 8/1/24 (MBIA Insured)	2,000,000	754,540
5.25% 8/1/17 (FGIC Insured)	3,000,000	3,272,040
Ocean County Utils. Auth. Wastewtr. Rev.:
Series 2001:
5.25% 1/1/15	4,540,000	4,986,373
5.25% 1/1/16	2,400,000	2,625,024
5.125% 1/1/10	2,180,000	2,333,298
Plainfield Board of Ed. 5% 8/1/20 (FSA Insured)	1,500,000	1,550,235
Rutgers State Univ. Rev. (State Univ. of New Jersey Proj.) Series A, 6.4% 5/1/13	2,000,000	2,326,520
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5% 1/1/14 (MBIA Insured)	1,145,000	1,223,398
Tobacco Settlement Fing. Corp. 6.375% 6/1/32	11,200,000	10,785,824
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	1,800,000	1,987,074
5.5% 12/1/27 (AMBAC Insured)	4,000,000	4,347,200
West Deptford Township Gen. Oblig.:
5.5% 9/1/23 (Pre-Refunded to 9/1/10 @ 100) (c)	2,525,000	2,847,165
5.5% 9/1/24 (Pre-Refunded to 9/1/10 @ 100) (c)	1,230,000	1,386,936
West Orange Board of Ed. Rev. Ctfs. of Prtn. 5.625% 10/1/29 (MBIA Insured)	2,000,000	2,162,620
		410,144,830
New Jersey/Pennsylvania - 1.7%
Delaware River Joint Toll Bridge Commission Bridge Rev. 5.25% 7/1/17	3,000,000	3,213,660
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,205,400
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New Jersey/Pennsylvania - continued
Delaware River Port Auth. Pennsylvania & New Jersey Rev.: - continued
Series 1999:
5.75% 1/1/15 (FSA Insured)	$ 2,000,000	$ 2,225,800
6% 1/1/18 (FSA Insured)	1,300,000	1,467,037
		9,111,897
New York & New Jersey - 13.0%
Port Auth. of New York & New Jersey:
108th Series, 6% 7/15/07 (FGIC Insured) (b)	6,430,000	6,914,565
117th Series, 5.125% 11/15/11 (FGIC Insured) (b)	5,220,000	5,557,891
120th Series:
5.5% 10/15/35 (MBIA Insured) (b)	7,000,000	7,199,920
5.75% 10/15/13 (MBIA Insured) (b)	3,000,000	3,257,610
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,147,960
126th Series:
5.25% 5/15/37 (FGIC Insured) (b)	12,000,000	12,314,280
5.5% 11/15/11 (FGIC Insured) (b)	1,495,000	1,659,525
127th Series:
5% 12/15/07 (AMBAC Insured) (b)	2,540,000	2,711,323
5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,466,106
128th Series:
5% 11/1/18 (FSA Insured)	3,000,000	3,215,130
5% 11/1/19 (FSA Insured)	2,800,000	2,996,840
5% 11/1/22 (FSA Insured)	2,190,000	2,308,961
134th Series, 5% 1/15/39	4,500,000	4,534,155
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (b)	3,595,000	3,763,641
		69,047,907
Puerto Rico - 7.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,100,000	2,293,767
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series B, 5.875% 7/1/35 (MBIA Insured)	1,625,000	1,822,421
Series E, 5.5% 7/1/16 (FSA Insured)	2,500,000	2,889,950
5.75% 7/1/19 (FGIC Insured)	3,000,000	3,416,250
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	4,600,000	4,993,530
5.5% 10/1/40 (Escrowed to Maturity) (c)	11,785,000	12,742,060
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (MBIA Insured)	$ 5,000,000	$ 5,628,650
Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	1,000,000	1,127,680
Puerto Rico Hsg. Fin. Corp. Rev. (Multi-family Mtg. Prog.) Series AI, 7.5% 4/1/22, LOC Puerto Rico Govt. Dev. Bank	1,160,000	1,162,018
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/19 (FSA Insured)	2,740,000	3,002,218
		39,078,544
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $504,364,718)	527,383,178
NET OTHER ASSETS - 0.8%	4,490,786
NET ASSETS - 100%	$ 531,873,964
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.096% and pay quarterly a floating rate based on BMA Municipal Swap Index with Merrill Lynch, Inc.	May 2025	$ 2,000,000	$ (49,938)
Receive quarterly a fixed rate equal to 4.165% and pay quarterly a floating rate based on BMA Municipal Swap Index with JPMorgan Chase, Inc.	March 2025	4,500,000	(57,338)
TOTAL INTEREST RATE SWAP		$ 6,500,000	$ (107,276)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	36.7%
Transportation	24.6%
Escrowed/Pre-Refunded	10.9%
Special Tax	6.1%
Water & Sewer	5.5%
Electric Utilities	5.1%
Others* (individually less than 5%)	11.1%
100.0%
*Includes net other assets
Income Tax Information
The fund hereby designates approximately $7,144,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets
Investment in securities, at value (cost $504,364,718) - See accompanying schedule		$ 527,383,178
Cash		4,688,081
Receivable for fund shares sold		242,290
Interest receivable		8,932,232
Prepaid expenses		2,236
Other receivables		7,579
Total assets		541,255,596

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 7,684,948
Payable for fund shares redeemed	832,983
Distributions payable	506,788
Swap agreements, at value	107,276
Accrued management fee	166,887
Other affiliated payables	44,288
Other payables and accrued expenses	38,462
Total liabilities		9,381,632

Net Assets		$ 531,873,964
Net Assets consist of:
Paid in capital		$ 504,113,066
Distributions in excess of net investment income		(163,375)
Accumulated undistributed net realized gain (loss) on investments		5,013,089
Net unrealized appreciation (depreciation) on investments		22,911,184
Net Assets, for 45,466,690 shares outstanding		$ 531,873,964
Net Asset Value, offering price and redemption price per share ($531,873,964 ÷ 45,466,690 shares)		$ 11.70

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New Jersey Municipal Income Fund
Financial Statements - continued

Statement of Operations

Year ended November 30, 2004

Investment Income
Interest		$ 24,129,924

Expenses
Management fee	$ 2,022,255
Transfer agent fees	375,456
Accounting fees and expenses	135,647
Non-interested trustees' compensation	2,930
Custodian fees and expenses	9,937
Registration fees	21,566
Audit	41,674
Legal	5,881
Miscellaneous	12,477
Total expenses before reductions	2,627,823
Expense reductions	(42,682)	2,585,141
Net investment income		21,544,783
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	5,114,277
Swap agreements	221,780
Total net realized gain (loss)		5,336,057
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,858,492)
Swap agreements	(104,619)
Total change in net unrealized appreciation (depreciation)		(8,963,111)
Net gain (loss)		(3,627,054)
Net increase (decrease) in net assets resulting from operations		$ 17,917,729

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2004	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 21,544,783	$ 23,464,649
Net realized gain (loss)	5,336,057	7,582,263
Change in net unrealized appreciation (depreciation)	(8,963,111)	7,111,214
Net increase (decrease) in net assets resulting from operations	17,917,729	38,158,126
Distributions to shareholders from net investment income	(21,618,856)	(23,508,344)
Distributions to shareholders from net realized gain	(6,439,707)	(3,285,675)
Total distributions	(28,058,563)	(26,794,019)
Share transactions Proceeds from sales of shares	74,704,644	100,331,671
Reinvestment of distributions	20,036,098	19,554,205
Cost of shares redeemed	(103,029,572)	(154,254,887)
Net increase (decrease) in net assets resulting from share transactions	(8,288,830)	(34,369,011)
Redemption fees	5,329	8,015
Total increase (decrease) in net assets	(18,424,335)	(22,996,889)

Net Assets
Beginning of period	550,298,299	573,295,188
End of period (including distributions in excess of net investment income of $163,375 and undistributed net investment income of $29,620, respectively)	$ 531,873,964	$ 550,298,299
Other Information Shares
Sold	6,339,101	8,454,638
Issued in reinvestment of distributions	1,704,626	1,653,243
Redeemed	(8,822,784)	(13,063,743)
Net increase (decrease)	(779,057)	(2,955,862)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.65	$ 11.51	$ 11.18	$ 10.89
Income from Investment Operations
Net investment incomeB	.470	.487	.495	.532	.559
Net realized and unrealized gain (loss)	(.058)	.318	.196	.334	.289
Total from investment operations	.412	.805	.691	.866	.848
Distributions from net investment income	(.472)	(.488)	(.495)	(.534)	(.559)
Distributions from net realized gain	(.140)	(.067)	(.056)	(.003)	-
Total distributions	(.612)	(.555)	(.551)	(.537)	(.559)
Redemption fees added to paid in capitalB	-D	-D	-D	.001	.001
Net asset value, end of period	$ 11.70	$ 11.90	$ 11.65	$ 11.51	$ 11.18
Total ReturnA	3.56%	7.04%	6.15%	7.86%	8.03%
Ratios to Average Net AssetsC
Expenses before expense reductions	.49%	.49%	.50%	.50%	.51%
Expenses net of voluntary waivers, if any	.49%	.49%	.50%	.50%	.51%
Expenses net of all reductions	.48%	.49%	.47%	.41%	.45%
Net investment income	4.00%	4.11%	4.26%	4.62%	5.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 531,874	$ 550,298	$ 573,295	$ 514,086	$ 384,316
Portfolio turnover rate	18%	24%	21%	19%	49%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New Jersey Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 11/30/04	% of fund's investments 5/31/04	% of fund's investments 11/30/03
0 - 30	82.4	74.4	73.9
31 - 90	7.3	14.2	2.3
91 - 180	3.4	1.1	5.1
181 - 397	6.9	10.3	18.7
Weighted Average Maturity
	11/30/04	5/31/04	11/30/03
Spartan New Jersey Municipal Money Market	34 Days	48 Days	61 Days
New Jersey Tax-Free Money Market Funds Average*	36 Days	43 Days	51 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2004	As of May 31, 2004
Variable Rate Demand Notes (VRDNs) 73.6%	Variable Rate Demand Notes (VRDNs) 61.2%
Commercial Paper (including CP Mode) 0.0%	Commercial Paper (including CP Mode) 2.9%
Tender Bonds 2.7%	Tender Bonds 4.7%
Municipal Notes 14.0%	Municipal Notes 24.6%
Fidelity Tax-Free Cash Central Fund 4.2%	Fidelity Tax-Free Cash Central Fund 3.9%
Other Investments 1.9%	Other Investments 1.6%
Net Other Assets 3.6%	Net Other Assets 1.1%

Current and Historical Seven-Day Yields

	11/29/04	8/30/04	5/31/04	3/1/04	12/1/03
Spartan New Jersey Municipal Money Market Fund	1.31%	0.99%	0.75%	0.66%	0.75%

If Fidelity had not reimbursed certain fund expenses	1.23%	.91%	0.67%	0.58%	0.67%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Spartan New Jersey Municipal Money Market Fund

Investments November 30, 2004

Showing Percentage of Net Assets

Municipal Securities - 96.4%
	Principal Amount	Value (Note 1)
Delaware/New Jersey - 0.7%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 1.7% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 4,975,000	$ 4,975,000
New Jersey - 76.0%
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,170,000	2,170,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 1.69% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	8,800,000	8,800,000
Cranford Township Gen. Oblig. BAN:
1.7% 2/25/05	4,500,000	4,501,915
2% 1/7/05	7,567,971	7,572,136
East Brunswick Township Gen. Oblig. BAN 1.75% 2/25/05	10,572,000	10,578,938
Essex Co. Utils. Auth. Wtr. Sys. Rev. BAN 4.25% 11/22/05	2,508,000	2,556,322
Essex County Impt. Auth. Bonds Series FRRI A27, 1.49%, tender 12/1/04 (b)(e)(f)	6,650,000	6,650,000
Essex County Impt. Auth. Rev. Participating VRDN Series Merlots 04 C41, 1.72% (Liquidity Facility Wachovia Bank NA) (b)(e)	7,810,000	7,810,000
Hamilton Township Mercer County BAN 3% 9/29/05	12,400,000	12,515,701
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 1.6%, LOC Bank of New York, New York, VRDN (b)	7,100,000	7,100,000
Jersey City Redev. Auth. Multi-family Hsg. Rev. (Dixon Mill Apts. Proj.) Series 2000 A, 1.65%, LOC Fannie Mae, VRDN (b)	700,000	700,000
Long Branch Gen. Oblig. BAN 3% 9/30/05	6,400,000	6,465,773
Middlesex County Impt. Auth. Rev. BAN (Woodbridge Township Guaranteed Proj.) 2% 1/26/05	8,935,000	8,942,679
Monroe Township Middlesex County Gen. Oblig. BAN 2% 2/23/05	3,700,000	3,702,337
Montclair Township Gen. Oblig. BAN:
1.75% 4/8/05	4,686,000	4,690,485
3% 5/27/05	8,000,000	8,052,838
3% 6/24/05	4,110,000	4,140,193
New Brunswick Gen. Oblig. BAN 3% 7/20/05	2,000,000	2,016,932
New Jersey Ctfs. of Prtn. Participating VRDN Series LB 04 L26, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	3,085,000	3,085,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Diocese of Metuchen 2001 Proj.) 1.66%, LOC Fleet Nat'l. Bank, VRDN (b)	2,300,000	2,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Hoffman- Roche, Inc. Proj.) Series 1985, 1.7%, LOC Wachovia Bank NA, VRDN (b)	$ 3,600,000	$ 3,600,000
New Jersey Econ. Dev. Auth. Rev.:
Bonds Series MS 883, 1.28%, tender 12/9/04 (Liquidity Facility Morgan Stanley) (b)(e)(f)	3,595,000	3,595,000
Participating VRDN:
Series EGL 04 0012, 1.7% (Liquidity Facility Citibank NA) (b)(e)	2,385,000	2,385,000
Series Merlots 04 B14, 1.7% (Liquidity Facility Wachovia Bank NA) (b)(e)	6,000,000	6,000,000
Series Merlots A41, 1.7% (Liquidity Facility Wachovia Bank NA) (b)(e)	6,795,000	6,795,000
Series MSCO 01 572, 1.67% (Liquidity Facility Morgan Stanley) (b)(e)	3,327,000	3,327,000
Series MSTC 9057, 1.7% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	3,000,000	3,000,000
Series MT 34, 1.69% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)	3,495,000	3,495,000
Series PA 1203, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	965,000	965,000
Series Putters 502, 1.68% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(e)	5,000,000	5,000,000
Series Putters 538, 1.68% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,300,000	3,300,000
Series ROC II R203, 1.7% (Liquidity Facility Citibank NA) (b)(e)	3,370,000	3,370,000
Series ROC II R2087, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	8,765,000	8,765,000
Series ROC II R298, 1.7% (Liquidity Facility Citibank NA) (b)(e)	14,025,000	14,025,000
Series ROC II R4554, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	2,410,000	2,410,000
(Geriatric Services Hsg. Corp., Inc. Proj.) 1.64%, LOC Lloyds TSB Bank PLC, VRDN (b)	2,800,000	2,800,000
(Jewish Home Rockleigh Proj.) Series B, 1.69%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,200,000	6,200,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series PT 1900, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	11,980,000	11,980,000
New Jersey Envir. Infrastructure Trust Participating VRDN:
Series PT 1556, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,145,000	4,145,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Envir. Infrastructure Trust Participating VRDN: - continued
Series PT 1560, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	$ 5,980,000	$ 5,980,000
New Jersey Gen. Oblig.:
Bonds:
Series E, 6% 7/15/05	8,000,000	8,209,891
5% 2/1/05	4,400,000	4,423,011
Participating VRDN:
Series EGL 03 0005, 1.7% (Liquidity Facility Citibank NA, New York) (b)(e)	8,500,000	8,500,000
Series EGL 96 3001, 1.7% (Liquidity Facility Citibank NA, New York) (b)(e)	3,100,000	3,100,000
Series FRRI L8, 1.77% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	5,700,000	5,700,000
Series LB 04 L56J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	7,700,000	7,700,000
Series LB04 L55J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	13,400,000	13,400,000
Series MSTC 01 174, 1.72% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(e)	12,600,000	12,600,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
Participating VRDN Series MS 01 833, 1.67% (Liquidity Facility Morgan Stanley) (b)(e)	2,800,000	2,800,000
(Meridian Health Sys. Proj.) Series 2003 A, 1.58%, LOC JPMorgan Chase Bank, VRDN (b)	17,100,000	17,099,999
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. (Single Family Hsg. Proj.) Series 2004 J, 1.66%, VRDN (b)	11,195,000	11,195,000
New Jersey Sports & Exposition Auth. Contract Rev.:
Series 1992 C, 1.6% (MBIA Insured), VRDN (b)	12,405,000	12,405,000
Series B1, 1.6% (MBIA Insured), VRDN (b)	4,200,000	4,200,000
New Jersey Tpk. Auth. Rev. Participating VRDN:
Series AAB 00 6, 1.45% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)(f)	7,980,000	7,980,000
Series EGL 00 3002, 1.7% (Liquidity Facility Citibank NA, New York) (b)(e)	5,830,000	5,830,000
New Jersey Tpk. Auth. Tpk. Rev.:
Participating VRDN:
Series EGL 030047, 1.7% (Liquidity Facility Citibank NA, New York) (b)(e)	6,100,000	6,100,000
Series FRRI 02 L30J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(e)	12,000,000	12,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Participating VRDN:
Series Merlots 00 EEE, 1.7% (Liquidity Facility Wachovia Bank NA) (b)(e)	$ 11,500,000	$ 11,500,000
Series MS 03 835, 1.67% (Liquidity Facility Morgan Stanley) (b)(e)	4,600,000	4,600,000
Series PA 613, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,000,000	1,000,000
Series PA 667, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,995,000	3,995,000
Series PA 670, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,000,000	4,000,000
Series PA 751, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	9,995,000	9,995,000
Series PT 1799, 1.71% (Liquidity Facility WestLB AG) (b)(e)	2,425,000	2,425,000
Series PT 2096, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	2,000,000	2,000,000
Series PT 2105, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	780,000	780,000
Series PT 2129, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,000,000	3,000,000
Series ROC II R4032, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	5,275,000	5,275,000
Series 2003 C3, 1.64% (FSA Insured), VRDN (b)	12,300,000	12,300,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series BA 00 C, 1.71% (Liquidity Facility Bank of America NA) (b)(e)	3,500,000	3,500,000
Series EGL 030034, 1.7% (Liquidity Facility Citibank NA, New York) (b)(e)	9,100,000	9,100,000
Series MS 00 224, 1.67% (Liquidity Facility Morgan Stanley) (b)(e)	5,000,000	5,000,000
Series MS 963D, 1.69% (Liquidity Facility Morgan Stanley) (b)(e)	2,300,000	2,300,000
Series MS 967, 1.69% (Liquidity Facility Morgan Stanley) (b)(e)	8,660,000	8,660,000
Series PA 958P, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	3,500,000	3,500,000
Series PT 1723, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	5,510,000	5,510,000
Series PT 1751, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,300,000	1,300,000
Series PT 2363A, 1.69% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	6,400,000	6,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Trans. Trust Fund Auth. Participating VRDN: - continued
Series PT 2402, 1.71% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	$ 7,100,000	$ 7,100,000
Series Putters 503, 1.69% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,300,000	1,300,000
Series Putters 504, 1.69% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,395,000	5,395,000
Newark Gen. Oblig. Participating VRDN Series ROC II R4539, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(e)	4,185,000	4,185,000
Univ. of Medicine & Dentistry Series 2002 B, 1.67% (AMBAC Insured), VRDN (b)	10,700,000	10,700,000
West Orange Township BAN 2% 5/3/05	9,443,000	9,442,732
Woodbridge Township Gen. Oblig. BAN 3% 7/8/05	8,700,000	8,769,322
		511,763,204
New Jersey/Pennsylvania - 4.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 1.7% (Liquidity Facility Wachovia Bank NA) (b)(e)	3,910,000	3,910,000
Series Merlots 00 K, 1.7% (Liquidity Facility Wachovia Bank NA) (b)(e)	13,900,000	13,900,000
Series PA 606, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	4,700,000	4,700,000
Series SG 53, 1.71% (Liquidity Facility Societe Generale) (b)(e)	5,700,000	5,700,000
		28,210,000
New York & New Jersey - 9.4%
Port Auth. of New York & New Jersey:
Participating VRDN:
Series AAB 00 19, 1.68% (Liquidity Facility ABN-AMRO Bank NV) (b)(e)	6,670,000	6,670,000
Series EGL 030059, 1.69% (Liquidity Facility Citibank NA, New York) (b)(e)	5,000,000	5,000,000
Series PA 1251, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)	1,900,000	1,900,000
Series 1992 2, 1.72%, VRDN (b)(f)	6,900,000	6,900,000
Series 1997 1, 1.72%, VRDN (b)(f)	8,900,000	8,900,000
Series 1997 2, 1.72%, VRDN (b)(f)	10,400,000	10,400,000
Series 2004 1, 1.6%, VRDN (a)(b)	2,000,000	2,000,000
Series 3, 1.75%, VRDN (b)	6,600,000	6,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. of New York & New Jersey Spl. Oblig. Rev.:
Series 3, 1.67%, VRDN (b)	$ 300,000	$ 300,000
Series 5, 1.67%, VRDN (b)	14,880,000	14,880,000
		63,550,000
Puerto Rico - 1.9%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series Merlots 00 EE, 1.71% (Liquidity Facility Wachovia Bank NA) (b)(e)	2,390,000	2,390,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Merlots A40, 1.71% (Liquidity Facility Wachovia Bank NA) (b)(e)	4,675,000	4,675,000
Series Putters 147, 1.68% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,000,000	1,000,000
Series SGA 43, 1.67% (Liquidity Facility Societe Generale) (b)(e)	3,100,000	3,100,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 2.05%, LOC Banco Santander Central Hispano SA, VRDN (b)	1,550,000	1,550,000
		12,715,000
	Shares
Other - 4.2%
Fidelity Tax-Free Cash Central Fund, 1.68% (c)(d)	27,943,200	27,943,200
TOTAL INVESTMENT PORTFOLIO - 96.4%	649,156,404
NET OTHER ASSETS - 3.6%	24,556,831
NET ASSETS - 100%	$ 673,713,235
Total Cost for Federal Income Tax Purposes $ 649,156,404
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,425,000 or 6.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Essex County Impt. Auth. Bonds Series FRRI A27, 1.49%, tender 12/1/04	5/22/02 - 10/28/03	$ 6,650,000
New Jersey Econ. Dev. Auth. Rev. Bonds Series MS 883, 1.28%, tender 12/9/04 (Liquidity Facility Morgan Stanley)	12/9/03	$ 3,595,000
Security	Acquisition Date	Cost
New Jersey Tpk. Auth. Rev. Participating VRDN Series AAB 00 6, 1.45% (Liquidity Facility ABN-AMRO Bank NV)	12/12/03	$ 7,980,000
Port Auth. of New York & New Jersey: Series 1992 2, 1.72%, VRDN	2/14/92	$ 6,900,000
Series 1997 1, 1.72%, VRDN	8/9/02	$ 8,900,000
Series 1997 2, 1.72%, VRDN	9/15/97	$ 10,400,000
Income Tax Information
The fund hereby designates approximately $85,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets
Investment in securities, at value (cost $649,156,404) - See accompanying schedule		$ 649,156,404
Cash		13,955,921
Receivable for investments sold		4,000,815
Receivable for fund shares sold		5,875,433
Interest receivable		3,449,288
Receivable from investment adviser for expense reductions		47,431
Other receivables		27,683
Total assets		676,512,975

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 2,000,000
Payable for fund shares redeemed	493,691
Distributions payable	66,300
Accrued management fee	237,902
Other affiliated payables	1,847
Total liabilities		2,799,740

Net Assets		$ 673,713,235
Net Assets consist of:
Paid in capital		$ 673,447,395
Undistributed net investment income		15,037
Accumulated undistributed net realized gain (loss) on investments		250,803
Net Assets, for 673,304,653 shares outstanding		$ 673,713,235
Net Asset Value, offering price and redemption price per share ($673,713,235 ÷ 673,304,653 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Year ended November 30, 2004

Investment Income
Interest		$ 7,183,235

Expenses
Management fee	$ 2,562,870
Non-interested trustees' compensation	3,635
Total expenses before reductions	2,566,505
Expense reductions	(578,136)	1,988,369
Net investment income		5,194,866
Net realized gain (loss) on investment securities		250,813
Net increase in net assets resulting from operations		$ 5,445,679

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2004	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 5,194,866	$ 4,544,938
Net realized gain (loss)	250,813	236
Net increase in net assets resulting from operations	5,445,679	4,545,174
Distributions to shareholders from net investment income	(5,194,259)	(4,544,938)
Distributions to shareholders from net realized gain	-	(257,130)
Total distributions	(5,194,259)	(4,802,068)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	467,124,250	323,817,764
Reinvestment of distributions	4,698,525	4,486,798
Cost of shares redeemed	(369,223,198)	(328,581,169)
Net increase (decrease) in net assets and shares resulting from share transactions	102,599,577	(276,607)
Total increase (decrease) in net assets	102,850,997	(533,501)

Net Assets
Beginning of period	570,862,238	571,395,739
End of period (including undistributed net investment income of $15,037 and $0, respectively)	$ 673,713,235	$ 570,862,238

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.008	.012	.026	.035
Net realized and unrealized gain (loss)D	-	-	-	-	-
Total from investment operations	.009	.008	.012	.026	.035
Distributions from net investment income	(.009)	(.008)	(.012)	(.026)	(.035)
Distributions from net realized gain	-	-D	-	-	-
Total distributions	(.009)	(.008)	(.012)	(.026)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA,B	.86%	.83%	1.23%	2.61%	3.56%
Ratios to Average Net AssetsC
Expenses before expense reductions	.43%	.43%	.43%	.49%	.50%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.48%	.50%
Expenses net of all reductions	.33%	.33%	.31%	.45%	.50%
Net investment income	.87%	.78%	1.22%	2.57%	3.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 673,713	$ 570,862	$ 571,396	$ 493,863	$ 482,664

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 11/30/04	% of fund's investments 5/31/04	% of fund's investments 11/30/03
0 - 30	84.0	77.8	78.2
31 - 90	5.9	11.3	1.2
91 - 180	2.0	4.4	4.7
181 - 397	8.1	6.5	15.9
Weighted Average Maturity
	11/30/04	5/31/04	11/30/03
Fidelity New Jersey Municipal Money Market Fund	33 Days	40 Days	51 Days
New Jersey Tax-Free Money Market Funds Average*	36 Days	43 Days	51 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2004	As of May 31, 2004
Variable Rate Demand Notes (VRDNs) 76.2%	Variable Rate Demand Notes (VRDNs) 66.3%
Commercial Paper (including CP Mode) 1.3%	Commercial Paper (including CP Mode) 3.7%
Tender Bonds 4.6%	Tender Bonds 6.4%
Municipal Notes 11.4%	Municipal Notes 21.1%
Fidelity Municipal Cash Central Fund 3.5%	Fidelity Municipal Cash Central Fund 0.9%
Other Investments 0.9%	Other Investments 0.6%
Net Other Assets 2.1%	Net Other Assets 1.0%

Current and Historical Seven-Day Yields

	11/29/04	8/30/04	5/31/04	3/1/04	12/1/03
Fidelity New Jersey Municipal Money Market Fund	1.12%	0.83%	0.58%	0.43%	0.56%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity New Jersey Municipal Money Market Fund

Investments November 30, 2004

Showing Percentage of Net Assets

Municipal Securities - 97.9%
	Principal Amount	Value (Note 1)
Delaware/New Jersey - 0.7%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 1.7% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 9,915,000	$ 9,915,000
New Jersey - 68.3%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 1.68%, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
Burlington County Board Commission Pooled Ln. Rev. Participating VRDN Series ROC II R1023, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	4,870,000	4,870,000
Burlington County Gen. Oblig. BAN Series D, 2% 6/3/05	8,642,000	8,642,421
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) 1.67%, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	12,800,000	12,800,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series MSTC 01 175, 1.69% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	16,565,000	16,565,000
East Brunswick Township Gen. Oblig. BAN 1.75% 2/25/05	4,300,000	4,302,495
Essex Co. Utils. Auth. Wtr. Sys. Rev. BAN 4.25% 11/22/05	5,300,000	5,402,115
Essex County Impt. Auth. Rev. Participating VRDN:
Series MS 966 D, 1.69% (Liquidity Facility Morgan Stanley) (a)(e)	11,585,000	11,585,000
Series MT 18, 1.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	5,900,000	5,900,000
Garden State Preservation Trust Open Space & Farmland Preservation Bonds Series MS 860, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley) (a)(e)(f)	7,495,000	7,495,000
Hamilton Township Mercer County BAN 3% 9/29/05	26,669,246	26,918,089
Hopewell Township Gen. Oblig. BAN 2.25% 3/15/05	5,693,832	5,705,893
Long Branch Gen. Oblig. BAN 3% 9/30/05	15,146,000	15,297,015
Margate City Gen. Oblig. BAN 2.25% 2/9/05	7,900,000	7,912,053
Middlesex County Impt. Auth. Rev. BAN (Woodbridge Township Guaranteed Proj.) 2% 1/26/05	3,700,000	3,703,164
Monroe Township Board of Ed. Gloucester City BAN 3% 7/1/05	5,000,000	5,023,200
Montclair Township Gen. Oblig. BAN:
1.75% 3/18/05	7,491,000	7,496,389
1.75% 4/8/05	2,913,000	2,915,637
3% 6/24/05	2,570,000	2,588,880
3% 6/24/05	7,077,000	7,128,990
New Brunswick Gen. Oblig. TAN 2.75% 2/21/05	5,200,000	5,215,489
New Jersey Ctfs. of Prtn. Participating VRDN Series LB 04 L26, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	7,300,000	7,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Diocese of Metuchen 2001 Proj.) 1.66%, LOC Fleet Nat'l. Bank, VRDN (a)	$ 2,700,000	$ 2,700,000
(Encap Golf Hldgs. LLC Proj.) 1.69%, LOC Wachovia Bank NA, VRDN (a)(d)	69,000,000	69,000,001
(Herzel Motor Corp. Proj.) Series 1989 L, 1.81%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	100,000	100,000
(Int'l. Processing Corp. Proj.) 1.74%, LOC Bank of America NA, VRDN (a)(d)	1,450,000	1,450,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. Participating VRDN:
Series MS 00 371, 1.67% (Liquidity Facility Morgan Stanley) (a)(e)	13,070,000	13,070,000
Series MS 98 161, 1.7% (Liquidity Facility Morgan Stanley) (a)(d)(e)	1,625,000	1,625,000
New Jersey Econ. Dev. Auth. Rev.:
Bonds Series MS 883, 1.28%, tender 12/9/04 (Liquidity Facility Morgan Stanley) (a)(e)(f)	7,900,000	7,900,000
Participating VRDN:
Series EGL 04 0012, 1.7% (Liquidity Facility Citibank NA) (a)(e)	9,000,000	9,000,000
Series FRRI 01 N10, 1.72% (Liquidity Facility Bank of New York, New York) (a)(e)	7,150,000	7,150,000
Series Merlots 04 B14, 1.7% (Liquidity Facility Wachovia Bank NA) (a)(e)	8,500,000	8,500,000
Series Merlots A41, 1.7% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,290,000	1,290,000
Series MSTC 9057, 1.7% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	6,990,000	6,990,000
Series MT 14, 1.69% (Liquidity Facility BNP Paribas SA) (a)(e)	6,080,000	6,080,000
Series MT 34, 1.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	7,500,000	7,500,000
Series PA 1239, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,000,000	6,000,000
Series Putters 502, 1.68% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(e)	16,610,000	16,610,000
Series Putters 538, 1.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,175,000	7,175,000
Series ROC II R305, 1.72% (Liquidity Facility Citibank NA) (a)(e)	6,745,000	6,745,000
Series ROC II R4523, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,200,000	5,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Participating VRDN:
Series ROC II R4554, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	$ 5,995,000	$ 5,995,000
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 1.76%, LOC Wachovia Bank NA, VRDN (a)(d)	4,365,000	4,365,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 1.59%, LOC KBC Bank NV, VRDN (a)	2,000,000	2,000,000
(E.P. Henry Corp. Proj.) 1.74%, LOC Wachovia Bank NA, VRDN (a)(d)	270,000	270,000
(Eastern Silk Proj.) Second Series D2, 1.77%, LOC BNP Paribas SA, VRDN (a)(d)	600,000	600,000
(Geriatric Services Hsg. Corp., Inc. Proj.) 1.64%, LOC Lloyds TSB Bank PLC, VRDN (a)	5,475,000	5,475,000
(Jewish Home Rockleigh Proj.) Series B, 1.69%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,375,000	8,375,000
(LPS Inds. Proj.) 1.76%, LOC Wachovia Bank NA, VRDN (a)(d)	8,165,000	8,165,000
(Meriden Assisted Living at Shrewsbury Proj.) 1.72%, LOC Fannie Mae, VRDN (a)(d)	5,250,000	5,250,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev.:
Bonds (Dallas Airmotive, Inc. Proj.) Series 2000, 1.15%, tender 12/1/04, LOC Bayerische Landesbank Girozentrale (a)(d)	5,780,000	5,780,000
(Port Newark Container LLC Proj.) 1.69%, LOC Citibank NA, New York, VRDN (a)(d)	42,300,000	42,300,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
Participating VRDN:
Series MS 00 417, 1.7% (Liquidity Facility Morgan Stanley) (a)(d)(e)	5,865,000	5,865,000
Series PT 2071, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	10,370,000	10,370,000
(United Wtr., Inc. Proj.) Series 1996 C, 1.79% (AMBAC Insured), VRDN (a)(d)	1,400,000	1,400,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 1900, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	430,000	430,000
Series ROC II R295, 1.7% (Liquidity Facility Citibank NA) (a)(e)	4,995,000	4,995,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series Putters 585, 1.71% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)(e)	4,000,000	4,000,000
New Jersey Gen. Oblig.:
Bonds 5% 2/1/05	2,000,000	2,010,460
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Gen. Oblig.: - continued
Participating VRDN:
Series 2003 B, 1.71% (Liquidity Facility Bank of America NA) (a)(e)	$ 4,635,000	$ 4,635,000
Series EGL 03 0005, 1.7% (Liquidity Facility Citibank NA, New York) (a)(e)	21,095,000	21,095,000
Series FRRI L8, 1.77% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	9,950,000	9,950,000
Series LB 04 L56J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	16,300,000	16,300,000
Series LB04 L55J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	35,800,000	35,800,000
Series Macon 04 F, 1.71% (Liquidity Facility Bank of America NA) (a)(e)	4,635,000	4,635,000
Series MSTC 01 174, 1.72% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	3,400,000	3,400,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
Participating VRDN:
Series MT 24, 1.69% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	7,810,000	7,810,000
Series MT 25, 1.69% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	3,460,000	3,460,000
(Saint Barnabas Med. Ctr. Proj.) Series 2001 A, 1.64%, LOC JPMorgan Chase Bank, VRDN (a)	7,210,000	7,210,000
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
Participating VRDN:
Series 1999 V, 1.76% (Liquidity Facility Bank of America NA) (a)(d)(e)	7,380,000	7,380,000
Series Merlots 00 A2, 1.75% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	1,525,000	1,525,000
Series PT 118, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	3,505,000	3,505,000
Series PT 1289, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	1,240,000	1,240,000
Series PT 287, 1.78% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	7,485,000	7,485,000
Series PT 456, 1.72% (Liquidity Facility BNP Paribas SA) (a)(d)(e)	3,260,000	3,260,000
Series PT 635, 1.72% (Liquidity Facility Svenska Handelsbanken AB) (a)(d)(e)	2,990,000	2,990,000
(Single Family Hsg. Proj.) Series 2004 K, 1.72%, VRDN (a)(d)	35,000,000	35,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Sports & Exposition Auth. Contract Rev. Series 1992 C, 1.6% (MBIA Insured), VRDN (a)	$ 18,700,000	$ 18,700,000
New Jersey Tpk. Auth. Rev. Participating VRDN:
Series AAB 00 6, 1.45% (Liquidity Facility ABN-AMRO Bank NV) (a)(e)(f)	29,240,000	29,240,000
Series EGL 00 3001, 1.7% (Liquidity Facility Citibank NA, New York) (a)(e)	17,315,000	17,315,000
Series EGL 00 3002, 1.7% (Liquidity Facility Citibank NA, New York) (a)(e)	2,000,000	2,000,000
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 03 0041, 1.7% (Liquidity Facility Citibank NA, New York) (a)(e)	4,100,000	4,100,000
Series EGL 030047, 1.7% (Liquidity Facility Citibank NA, New York) (a)(e)	13,640,000	13,640,000
Series FRRI 02 L30J, 1.72% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	16,630,000	16,630,000
Series PA 613, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,000,000	1,000,000
Series PA 667, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,000,000	1,000,000
Series PA 668, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995,000	4,995,000
Series PA 670, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,345,000	2,345,000
Series PT 1799, 1.71% (Liquidity Facility WestLB AG) (a)(e)	3,545,000	3,545,000
Series PT 1906, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,295,000	5,295,000
Series PT 2096, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,810,000	4,810,000
Series PT 2105, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,105,000	3,105,000
Series PT 2129, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	16,270,000	16,270,000
Series Putters 155, 1.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,495,000	7,495,000
Series ROC II R4032, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,820,000	2,820,000
New Jersey Trans. Trust Fund Auth.:
Bonds:
Series 1998 A, 5% 6/15/05	5,470,000	5,569,376
Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)(f)	8,995,000	8,995,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series EGL 030034, 1.7% (Liquidity Facility Citibank NA, New York) (a)(e)	$ 17,100,000	$ 17,100,000
Series MS 963D, 1.69% (Liquidity Facility Morgan Stanley) (a)(e)	5,100,000	5,100,000
Series PA 646, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,020,000	5,020,000
Series PA 958P, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,000,000	1,000,000
Series PT 1204, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,500,000	3,500,000
Series PT 1723, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,600,000	2,600,000
Series PT 1751, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,690,000	5,690,000
Series PT 2362A, 1.69% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	2,400,000	2,400,000
Series PT 2402, 1.71% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	18,700,000	18,700,000
Series Putters 503, 1.69% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,700,000	2,700,000
Series ROC II R146, 1.7% (Liquidity Facility Citibank NA) (a)(e)	7,495,000	7,495,000
Series ROC II R2103, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,695,000	5,695,000
Newark Gen. Oblig. Participating VRDN Series ROC II R4539, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,195,000	2,195,000
Newark Port Auth. Hsg. Auth. Participating VRDN Series ROC II R 2125, 1.7% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,325,000	5,325,000
Princeton Borough Gen. Oblig. BAN 3% 6/30/05	4,287,000	4,319,911
Princeton Township Gen. Oblig. BAN 1.8% 4/15/05	3,000,000	3,002,952
Randolph Township Gen. Oblig. RAN 3% 9/7/05	7,270,000	7,317,450
Readington Township Gen. Oblig. BAN 2% 2/9/05	16,850,000	16,850,568
Rutgers State Univ. Rev. Participating VRDN Series MS 971, 1.69% (Liquidity Facility Morgan Stanley) (a)(e)	3,000,000	3,000,000
Somerset County Indl. Poll. Cont. Fing. Auth. Rev. (American Cyanamid Co. Proj.) 2.25%, VRDN (a)	5,300,000	5,300,000
Woodbridge Township Gen. Oblig. BAN 3% 7/8/05	19,435,000	19,589,858
		971,947,406
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey/Pennsylvania - 5.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 1.7% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 6,600,000	$ 6,600,000
Series Merlots 00 K, 1.7% (Liquidity Facility Wachovia Bank NA) (a)(e)	15,265,000	15,265,000
Series MS 00 396, 1.7% (Liquidity Facility Morgan Stanley) (a)(e)	11,510,000	11,510,000
Series PA 606, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,995,000	7,995,000
Series PA 611, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,500,000	5,500,000
Series PA 965R, 1.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,000,000	5,000,000
Series SG 53, 1.71% (Liquidity Facility Societe Generale) (a)(e)	12,940,000	12,940,000
Series SGA 89, 1.75% (Liquidity Facility Societe Generale) (a)(e)	6,545,000	6,545,000
		71,355,000
New York & New Jersey - 14.8%
Port Auth. of New York & New Jersey:
Bonds:
1119th Series, 5% 9/15/05 (d)	5,000,000	5,129,276
Series PA 1171R, 1.2%, tender 1/20/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)(f)	5,100,000	5,100,000
Participating VRDN:
Series MS 01 701, 1.69% (Liquidity Facility Morgan Stanley) (a)(d)(e)	4,995,000	4,995,000
Series PA 1038R, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,995,000	4,995,000
Series PA 1251, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,600,000	4,600,000
Series PT 1269, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,805,000	4,805,000
Series PT 418, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,285,000	6,284,846
Series PT 984, 1.69% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(e)	7,870,000	7,870,000
Series Putters 153, 1.72% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,000,000	2,000,000
Series Putters 177, 1.72% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	7,000,000	7,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series ROC II R43, 1.75% (Liquidity Facility Citibank NA) (a)(d)(e)	$ 7,015,000	$ 7,015,000
Series SG 96 52, 1.72% (Liquidity Facility Societe Generale) (a)(d)(e)	19,465,000	19,465,000
Series 1991 3, 1.75%, VRDN (a)(d)(f)	9,800,000	9,800,000
Series 1991, 1.75%, VRDN (a)(d)(f)	8,800,000	8,800,000
Series 1992, 1.72%, VRDN (a)(f)	6,800,000	6,800,000
Series 1995 4, 1.75%, VRDN (a)(d)(f)	10,500,000	10,500,000
Series 1995, 1.75%, VRDN (a)(d)(f)	9,400,000	9,400,000
Series A:
1.8% 12/3/04, CP (d)	4,500,000	4,500,000
1.8% 12/7/04, CP (d)	10,870,000	10,870,000
1.8% 12/15/04, CP (d)	3,100,000	3,100,000
Port Auth. of New York & New Jersey Spl. Oblig. Rev. Participating VRDN:
Series MS 00 331, 1.7% (Liquidity Facility Morgan Stanley) (a)(d)(e)	18,830,000	18,830,000
Series MS 98 157, 1.7% (Liquidity Facility Morgan Stanley) (a)(d)(e)	3,160,000	3,160,000
Series PT 1755, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	6,180,000	6,180,000
Series Putters 192, 1.72% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	21,695,000	21,695,000
Series Putters 278, 1.72% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	18,435,000	18,435,000
		211,329,122
Non State Specific - 0.7%
Essex County Impt. Auth. Rev. Participating VRDN Series BS 216, 1.69% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	10,675,000	10,675,000
Puerto Rico - 4.9%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 1.71% (Liquidity Facility Wachovia Bank NA) (a)(e)	2,895,000	2,895,000
Series Merlots 03 A44, 1.71% (Liquidity Facility Wachovia Bank NA) (a)(e)	7,990,000	7,990,000
Series MS 975, 1.69% (Liquidity Facility Morgan Stanley) (a)(e)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN:
Series CDC 04 7 Class A, 1.67% (Liquidity Facility CDC Fin.-CDC Ixis) (a)(e)	$ 11,815,000	$ 11,815,000
Series LB 04 L28, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	9,975,000	9,975,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series Merlots 00 FFF, 1.71% (Liquidity Facility Wachovia Bank NA) (a)(e)	2,725,000	2,725,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Putters 147, 1.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,560,000	1,560,000
Series ROC II R179, 1.68% (Liquidity Facility Citibank NA) (a)(e)	1,495,000	1,495,000
Series SGA 43, 1.67% (Liquidity Facility Societe Generale) (a)(e)	15,600,000	15,600,000
Puerto Rico Pub. Bldgs Auth. Rev. Participating VRDN Series MS 787, 1.69% (Liquidity Facility Morgan Stanley) (a)(e)	6,000,000	6,000,000
		70,055,000
	Shares
Other - 3.5%
Fidelity Municipal Cash Central Fund, 1.71% (b)(c)	49,400,400	49,400,400
TOTAL INVESTMENT PORTFOLIO - 97.9%	1,394,676,928
NET OTHER ASSETS - 2.1%	29,201,623
NET ASSETS - 100%	$ 1,423,878,551
Total Cost for Federal Income Tax Purposes $ 1,394,676,928
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $104,030,000 or 7.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Garden State Preservation Trust Open Space & Farmland Preservation Bonds Series MS 860, 1.2%, tender 2/10/05 (Liquidity Facility Morgan Stanley)	9/24/03	$ 7,495,000
New Jersey Econ. Dev. Auth. Rev. Bonds Series MS 883, 1.28%, tender 12/9/04 (Liquidity Facility Morgan Stanley)	12/9/03	$ 7,900,000
Security	Acquisition Date	Cost
New Jersey Tpk. Auth. Rev. Participating VRDN Series AAB 00 6, 1.45% (Liquidity Facility ABN-AMRO Bank NV)	3/14/01 - 2/13/04	$ 29,240,000
New Jersey Trans. Trust Fund Auth. Bonds Series PT 1940, 1.25%, tender 4/7/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	8/7/03	$ 8,995,000
Port Auth. of New York & New Jersey Bonds Series PA 1171R, 1.2%, tender 1/20/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/24/03	$ 5,100,000
Port Auth. of New York & New Jersey: Series 1991 3, 1.75%, VRDN	12/3/03	$ 9,800,000
Series 1991, 1.75%, VRDN	6/18/91	$ 8,800,000
Series 1992, 1.72%, VRDN	2/14/92	$ 6,800,000
Series 1995 4, 1.75%, VRDN	8/9/02	$ 10,500,000
Series 1995, 1.75%, VRDN	9/15/95	$ 9,400,000
Income Tax Information
The fund hereby designates approximately $440,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets
Investment in securities, at value (cost $1,394,676,928) - See accompanying schedule		$ 1,394,676,928
Cash		29,622,604
Receivable for investments sold		9,606,968
Receivable for fund shares sold		14,285,813
Interest receivable		6,483,625
Prepaid expenses		5,878
Other receivables		33,215
Total assets		1,454,715,031

Liabilities
Payable for investments purchased	$ 17,023,485
Payable for fund shares redeemed	13,086,294
Distributions payable	12,754
Accrued management fee	441,331
Other affiliated payables	163,022
Other payables and accrued expenses	109,594
Total liabilities		30,836,480

Net Assets		$ 1,423,878,551
Net Assets consist of:
Paid in capital		$ 1,423,284,268
Undistributed net investment income		3,697
Accumulated undistributed net realized gain (loss) on investments		590,586
Net Assets, for 1,422,921,719 shares outstanding		$ 1,423,878,551
Net Asset Value, offering price and redemption price per share ($1,423,878,551 ÷ 1,422,921,719 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Year ended November 30, 2004

Investment Income
Interest		$ 16,237,813

Expenses
Management fee	$ 5,091,177
Transfer agent fees	1,727,440
Accounting fees and expenses	145,287
Non-interested trustees' compensation	7,128
Custodian fees and expenses	22,208
Registration fees	55,074
Audit	35,541
Legal	6,413
Miscellaneous	70,706
Total expenses before reductions	7,160,974
Expense reductions	(194,136)	6,966,838
Net investment income		9,270,975
Net realized gain (loss) on investment securities		443,798
Net increase in net assets resulting from operations		$ 9,714,773

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2004	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,270,975	$ 7,817,006
Net realized gain (loss)	443,798	257,712
Net increase in net assets resulting from operations	9,714,773	8,074,718
Distributions to shareholders from net investment income	(9,269,713)	(7,817,006)
Distributions to shareholders from net realized gain	-	(311,617)
Total distributions	(9,269,713)	(8,128,623)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,429,878,413	2,699,127,253
Reinvestment of distributions	9,177,801	8,030,046
Cost of shares redeemed	(3,259,472,810)	(2,705,501,631)
Net increase (decrease) in net assets and shares resulting from share transactions	179,583,404	1,655,668
Total increase (decrease) in net assets	180,028,464	1,601,763

Net Assets
Beginning of period	1,243,850,087	1,242,248,324
End of period (including undistributed net investment income of $3,697 and $0, respectively)	$ 1,423,878,551	$ 1,243,850,087

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.006	.010	.025	.034
Net realized and unrealized gain (loss)C	-	-	-	-	-
Total from investment operations	.007	.006	.010	.025	.034
Distributions from net investment income	(.007)	(.006)	(.010)	(.025)	(.034)
Distributions from net realized gain	-	-C	-	-	-
Total distributions	(.007)	(.006)	(.010)	(.025)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.68%	.64%	1.05%	2.55%	3.50%
Ratios to Average Net AssetsB
Expenses before expense reductions	.53%	.52%	.52%	.53%	.55%
Expenses net of voluntary waivers, if any	.53%	.52%	.52%	.53%	.55%
Expenses net of all reductions	.51%	.50%	.48%	.48%	.55%
Net investment income	.68%	.61%	1.04%	2.49%	3.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,423,879	$ 1,243,850	$ 1,242,248	$ 1,118,731	$ 926,551

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2004

1. Significant Accounting Policies.

Spartan New Jersey Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Spartan New Jersey Municipal Money Market Fund and Fidelity New Jersey Municipal Money Market Fund (the money market funds) are funds of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of New Jersey. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market funds are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period for the money market funds.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, market discount, and losses deferred due to futures transactions.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 25,347,113
Unrealized depreciation	(1,033,095)
Net unrealized appreciation (depreciation)	22,314,018
Undistributed ordinary income	1,615,916
Undistributed long-term capital gain	4,841,184

Cost for federal income tax purposes	$ 503,069,160

The tax character of distributions paid for the income fund was as follows:

	November 30, 2004	November 30, 2003
Tax-exempt Income	$ 21,618,856	$ 23,508,344
Ordinary Income	0	101,146
Long-term Capital Gains	6,439,707	3,184,529
Total	$ 28,058,563	$ 26,794,019

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements - continued

securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $96,270,700 and $97,088,851, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Spartan New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan New Jersey Municipal Income Fund	.25%	.13%	.38%
Fidelity New Jersey Municipal Money Market Fund	.25%	.13%	.38%

FMR and its affiliates provide Spartan New Jersey Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity New Jersey Municipal Money Market Fund. Citibank has entered into a sub-arrangement with

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.13%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan New Jersey Municipal Money Market Fund	$ 316,786
Fidelity New Jersey Municipal Money Market Fund	620,203

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse certain funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Spartan New Jersey Municipal Money Market Fund	.35%	$ 478,143

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions - continued

Through arrangements with the income fund's and Fidelity New Jersey Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan New Jersey Municipal Income Fund	$ 9,569	$ 33,113
Fidelity New Jersey Municipal Money Market Fund	21,842	172,294

In addition, through an arrangement with Spartan New Jersey Municipal Money Market Fund's custodian and transfer agent, $99,993 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Spartan New Jersey Municipal Income Fund, Spartan New Jersey Municipal Money Market Fund and Fidelity New Jersey Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan New Jersey Municipal Income Fund (a fund of Fidelity Court Street Trust) and Spartan New Jersey Municipal Money Market Fund and Fidelity New Jersey Municipal Money Market Fund (funds of Fidelity Court Street Trust II) at November 30, 2004 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Court Street Trust's and Fidelity Court Street Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 14, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 223 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1977 or 1991

Trustee of Fidelity Court Street Trust (1977) and Fidelity Court Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of New Jersey Municipal Money Market (2001), Spartan New Jersey Municipal Money Market (2001), and Spartan New Jersey Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997 or 2000

Vice President of New Jersey Municipal Money Market (2000), Spartan New Jersey Municipal Money Market (2000), and Spartan New Jersey Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Spartan New Jersey Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of New Jersey Municipal Money Market and Spartan New Jersey Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Mark Sommer (44)

Year of Election or Appointment: 2004

Vice President of Spartan New Jersey Municipal Income. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer managed a variety of Fidelity funds.

Michael Widrig (41)

Year of Election or Appointment: 2004

Vice President of New Jersey Municipal Money Market and Spartan New Jersey Municipal Money Market. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig worked as an analyst and manager..

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1988 or 1990

Assistant Treasurer of New Jersey Municipal Money Market (1988), Spartan New Jersey Municipal Money Market (1990), and Spartan New Jersey Municipal Income (1988). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 1996

Assistant Treasurer of New Jersey Municipal Money Market, Spartan New Jersey Municipal Money Market, and Spartan New Jersey Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Spartan New Jersey Municipal Income Fund	12/20/04	12/17/04	$.108
Spartan New Jersey Municipal Money Market Fund	12/20/04	12/17/04	$.0002

During fiscal year ended 2004, 100% of each fund's income dividends were free from federal income tax, and 16.16%, 3.30%, 33.21% of Spartan New Jersey Income Fund's, Spartan New Jersey Municipal Money Market Fund's, and Fidelity New Jersey Municipal Money Market Fund's, respectively, income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Spartan New Jersey Municipal Income Fund

Proxy Voting Results

A special meeting of Spartan New Jersey Municipal Income Fund's shareholders was held on September 15, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	641,709,991.03	75.922
Against	154,096,676.02	18.231
Abstain	24,432,771.13	2.891
Broker Non-Votes	24,987,895.47	2.956
TOTAL	845,227,333.65	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	790,960,397.83	93.580
Withheld	54,266,935.82	6.420
TOTAL	845,227,333.65	100.000
Ralph F. Cox
Affirmative	788,692,558.48	93.311
Withheld	56,534,775.17	6.689
TOTAL	845,227,333.65	100.000
Laura B. Cronin
Affirmative	788,897,135.98	93.335
Withheld	56,330,197.67	6.665
TOTAL	845,227,333.65	100.000
Dennis J. DirksB
Affirmative	791,747,367.22	93.673
Withheld	53,479,966.43	6.327
TOTAL	845,227,333.65	100.000
	# of Votes	% of Votes
Robert M. Gates
Affirmative	791,054,792.80	93.591
Withheld	54,172,540.85	6.409
TOTAL	845,227,333.65	100.000
George H. Heilmeier
Affirmative	789,859,471.22	93.449
Withheld	55,367,862.43	6.551
TOTAL	845,227,333.65	100.000
Abigail P. Johnson
Affirmative	785,878,765.63	92.978
Withheld	59,348,568.02	7.022
TOTAL	845,227,333.65	100.000
Edward C. Johnson 3d
Affirmative	785,474,734.06	92.931
Withheld	59,752,599.59	7.069
TOTAL	845,227,333.65	100.000
Donald J. Kirk
Affirmative	788,574,856.44	93.297
Withheld	56,652,477.21	6.703
TOTAL	845,227,333.65	100.000
Marie L. Knowles
Affirmative	791,973,096.85	93.699
Withheld	53,254,236.80	6.301
TOTAL	845,227,333.65	100.000
Ned C. Lautenbach
Affirmative	791,634,422.24	93.659
Withheld	53,592,911.41	6.341
TOTAL	845,227,333.65	100.000
Marvin L. Mann
Affirmative	789,006,535.86	93.348
Withheld	56,220,797.79	6.652
TOTAL	845,227,333.65	100.000
	# of Votes	% of Votes
William O. McCoy
Affirmative	788,820,353.73	93.326
Withheld	56,406,979.92	6.674
TOTAL	845,227,333.65	100.000
Robert L. Reynolds
Affirmative	789,930,243.03	93.458
Withheld	55,297,090.62	6.542
TOTAL	845,227,333.65	100.000
Cornelia M. SmallB
Affirmative	791,467,765.99	93.640
Withheld	53,759,567.66	6.360
TOTAL	845,227,333.65	100.000
William S. Stavropoulos
Affirmative	789,566,071.48	93.415
Withheld	55,661,262.17	6.585
TOTAL	845,227,333.65	100.000
PROPOSAL 3
To modify the fundamental investment objective of Spartan New Jersey Municipal Income Fund.
	# of Votes	% of Votes
Affirmative	229,446,240.18	79.544
Against	40,400,580.47	14.006
Abstain	10,379,988.47	3.598
Broker Non-Votes	8,226,372.00	2.852
TOTAL	288,453,181.12	100.000
PROPOSAL 4
To modify the fundamental 80% investment policy of Spartan New Jersey Municipal Income Fund.
	# of Votes	% of Votes
Affirmative	229,005,373.23	79.391
Against	39,852,131.91	13.816
Abstain	11,369,303.98	3.941
Broker Non-Votes	8,226,372.00	2.852
TOTAL	288,453,181.12	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Annual Report

Fidelity New Jersey Municipal Money Market Fund

Spartan New Jersey Municipal Money Market Fund

Proxy Voting Results

A special meeting of Fidelity New Jersey Municipal Money Market Fund's and Spartan New Jersey Municipal Money Market Fund's shareholders was held on October 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	1,683,413,694.99	76.562
Against	432,834,626.61	19.685
Abstain	75,544,678.65	3.436
Broker Non-Votes	6,970,602.00	.317
TOTAL	2,198,763,602.25	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	2,051,297,519.75	93.293
Withheld	147,466,082.50	6.707
TOTAL	2,198,763,602.25	100.000
Ralph F. Cox
Affirmative	2,050,494,216.09	93.257
Withheld	148,269,386.16	6.743
TOTAL	2,198,763,602.25	100.000
Laura B. Cronin
Affirmative	2,050,376,715.72	93.251
Withheld	148,386,886.53	6.749
TOTAL	2,198,763,602.25	100.000
Dennis J. Dirks B
Affirmative	2,050,524,027.25	93.258
Withheld	148,239,575.00	6.742
TOTAL	2,198,763,602.25	100.000
	# of Votes	% of Votes
Robert M. Gates
Affirmative	2,049,904,222.04	93.230
Withheld	148,859,380.21	6.770
TOTAL	2,198,763,602.25	100.000
George H. Heilmeier
Affirmative	2,050,468,132.62	93.256
Withheld	148,295,469.63	6.744
TOTAL	2,198,763,602.25	100.000
Abigail P. Johnson
Affirmative	2,045,020,476.01	93.008
Withheld	153,743,126.24	6.992
TOTAL	2,198,763,602.25	100.000
Edward C. Johnson 3d
Affirmative	2,045,331,689.99	93.022
Withheld	153,431,912.26	6.978
TOTAL	2,198,763,602.25	100.000
Donald J. Kirk
Affirmative	2,050,544,912.44	93.259
Withheld	148,218,689.81	6.741
TOTAL	2,198,763,602.25	100.000
Marie L. Knowles
Affirmative	2,053,765,168.39	93.405
Withheld	144,998,433.86	6.595
TOTAL	2,198,763,602.25	100.000
Ned C. Lautenbach
Affirmative	2,052,928,666.59	93.367
Withheld	145,834,935.66	6.633
TOTAL	2,198,763,602.25	100.000
Marvin L. Mann
Affirmative	2,051,142,406.15	93.286
Withheld	147,621,196.10	6.714
TOTAL	2,198,763,602.25	100.000
	# of Votes	% of Votes
William O. McCoy
Affirmative	2,049,710,021.61	93.221
Withheld	149,053,580.64	6.779
TOTAL	2,198,763,602.25	100.000
Robert L. Reynolds
Affirmative	2,049,818,975.64	93.226
Withheld	148,944,626.61	6.774
TOTAL	2,198,763,602.25	100.000
Cornelia M. Small B
Affirmative	2,053,797,023.53	93.407
Withheld	144,966,578.72	6.593
TOTAL	2,198,763,602.25	100.000
William S. Stavropoulos
Affirmative	2,050,245,738.45	93.245
Withheld	148,517,863.80	6.755
TOTAL	2,198,763,602.25	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

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Managing Your Investments

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NJN-UANN-0105
1.786715.101

Spartan®

Connecticut Municipal
Income Fund

and

Fidelity®
Connecticut Municipal
Money Market Fund

Annual Report

November 30, 2004

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Connecticut Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Connecticut Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year, and performance information.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2004 to November 30, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Expenses Paid During Period* June 1, 2004 to November 30, 2004
Spartan Connecticut Municipal Income Fund
Actual	$ 1,000.00	$ 1,035.60	$ 2.49
HypotheticalA	$ 1,000.00	$ 1,022.52	$ 2.48
Fidelity Connecticut Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,004.40	$ 2.41
HypotheticalA	$ 1,000.00	$ 1,022.57	$ 2.43

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Connecticut Municipal Income Fund	.49%
Fidelity Connecticut Municipal Money Market Fund	.48%

Annual Report

Spartan Connecticut Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2004	Past 1 year	Past 5 years	Past 10 years
Spartan® CT Municipal Income	3.11%	6.40%	6.90%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Connecticut Municipal Income Fund on November 30, 1994. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers® Municipal Bond Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Mark Sommer, Portfolio Manager of Spartan® Connecticut Municipal Income Fund

Shaking off a negative return through the first half of the period, the municipal bond market managed a solid gain for the year that ended November 30, 2004. In the second quarter of 2004, bonds lost ground as strong labor markets fueled expectations of rising inflation. In the third quarter, however, record-high crude oil prices and slower-than-expected economic growth led investors to reassess the magnitude and length of the current tightening cycle by the Federal Reserve Board. As a result, longer-maturity Treasury yields fell at the same time that increases in the federal funds target rate drove up shorter-term securities, leading to a flatter yield curve. Intermediate- and long-term municipal-to-taxable yield ratios remained fairly high during this time, allowing municipal bonds to maintain their attractive valuations relative to Treasuries. For the year overall, the Lehman Brothers® Municipal Bond Index - a performance measure of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds - rose 4.07%.

For the 12 months ending November 30, 2004, the fund returned 3.11%. During the same period, the LipperSM Connecticut Municipal Debt Funds Average returned 2.83% and the Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index returned 3.85%. Connecticut munis performed in line with most state muni markets, responding to an improved economy and rising short-term interest rates. The fund's outperformance of its Lipper peer group average likely was aided by its stake in bonds that were prerefunded during the period, a process that generally resulted in higher prices for these securities. The fund owned some bonds issued in Puerto Rico - mostly prerefunded or insured securities - which are free from state taxes and offered better value at times than some Connecticut bonds. I believe the fund also was helped by my approach to managing its interest rate sensitivity given the volatility that characterized the year. Detracting from performance was the lack of opportunities to replace some bonds that were prerefunded with attractively priced bonds structured in a way I preferred.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Connecticut Municipal Income Fund

Investment Changes

Top Five Sectors as of November 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	28.1	24.5
Escrowed/Pre-Refunded	27.1	26.6
Special Tax	11.3	12.7
Health Care	8.7	9.5
Education	6.8	8.0
Average Years to Maturity as of November 30, 2004
		6 months ago
Years	12.4	12.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of November 30, 2004
6 months ago
Years	6.7	7.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of November 30, 2004	As of May 31, 2004
AAA 69.1%	AAA 67.9%
AA,A 26.8%	AA,A 27.1%
BBB 2.9%	BBB 3.0%
BB and Below 0.0%	BB and Below 0.2%
Not Rated 0.2%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 1.8%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Annual Report

Spartan Connecticut Municipal Income Fund

Investments November 30, 2004

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value (Note 1)
Connecticut - 88.0%
Branford Gen. Oblig.:
5.25% 5/15/13 (MBIA Insured)	$ 500,000	$ 555,350
7% 6/15/08 (FGIC Insured)	500,000	576,000
7% 6/15/09 (FGIC Insured)	500,000	588,350
Bridgeport Gen. Oblig.:
Series 2001 C:
5.375% 8/15/12 (Pre-Refunded to 8/15/11 @ 100) (d)	3,290,000	3,699,276
5.375% 8/15/14 (Pre-Refunded to 8/15/11 @ 100) (d)	2,305,000	2,591,742
5.375% 8/15/15 (Pre-Refunded to 8/15/11 @ 100) (d)	1,070,000	1,203,108
5.375% 8/15/16 (Pre-Refunded to 8/15/11 @ 100) (d)	2,000,000	2,248,800
Series 2002 A, 5.375% 8/15/19 (FGIC Insured)	3,000,000	3,277,110
Series A:
5.25% 8/15/16 (MBIA Insured)	1,320,000	1,458,204
6% 7/15/11 (Pre-Refunded to 7/15/10 @ 101) (d)	1,700,000	1,970,402
6% 7/15/12 (Pre-Refunded to 7/15/10 @ 101) (d)	5,830,000	6,757,320
6.125% 7/15/15 (Pre-Refunded to 7/15/10 @ 101) (d)	6,235,000	7,266,643
6.5% 9/1/07 (AMBAC Insured)	2,290,000	2,535,259
Cap. City Economic Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,857,359
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (c)	5,750,000	5,793,068
5.25% 10/1/09 (FGIC Insured) (c)	2,100,000	2,280,600
5.25% 10/1/10 (FGIC Insured) (c)	3,390,000	3,690,320
5.25% 10/1/11 (FGIC Insured) (c)	4,150,000	4,524,330
5.25% 10/1/12 (FGIC Insured) (c)	4,075,000	4,417,015
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	7,010,040
Connecticut Dev. Auth. Rev. (Hartford Civic Ctr. Proj.) Series A:
6% 11/15/07	1,525,000	1,674,038
6% 11/15/08	1,525,000	1,707,466
6% 11/15/09	1,525,000	1,729,472
Connecticut Dev. Auth. Wtr. Facilities Rev. (Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (c)	3,000,000	3,222,990
Connecticut Gen. Oblig.:
Series 1999 B, 5.875% 11/1/16 (Pre-Refunded to 11/1/11 @ 100) (d)	4,550,000	5,182,405
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2000 B, 5.5% 6/15/19 (Pre-Refunded to 6/15/10 @ 100) (d)	$ 2,185,000	$ 2,436,799
Series 2001 D:
5.125% 11/15/15 (Pre-Refunded to 11/15/11 @ 100) (d)	3,215,000	3,547,302
5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (d)	5,995,000	6,614,643
Series 2002 B, 5.5% 6/15/18	3,000,000	3,325,140
Series 2003 E, 5.25% 8/15/17 (FGIC Insured)	3,295,000	3,622,885
Series 2004 A, 5% 3/1/15 (MBIA Insured)	5,000,000	5,455,600
Series B:
5.375% 6/15/13 (Pre-Refunded to 6/15/11 @ 100) (d)	6,325,000	7,035,614
5.375% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (d)	3,730,000	4,149,066
5.375% 6/15/18 (Pre-Refunded to 6/15/11 @ 100) (d)	8,840,000	9,833,174
5.5% 6/15/17	7,815,000	8,701,924
5.5% 11/1/17 (Pre-Refunded to 11/1/11 @ 100) (d)	1,500,000	1,682,970
5.75% 11/1/10 (Pre-Refunded to 11/1/09 @ 101) (d)	1,000,000	1,133,320
5.75% 6/15/12 (Pre-Refunded to 6/15/10 @ 100) (d)	1,500,000	1,703,940
Series D:
5.375% 11/15/16	6,800,000	7,518,964
5.375% 11/15/16 (FSA Insured)	1,795,000	1,991,283
5.375% 11/15/18	5,000,000	5,489,100
5.375% 11/15/20	2,435,000	2,669,710
Series E, 6% 3/15/12 (Escrowed to Maturity) (d)	35,000	40,825
Connecticut Gen. Oblig. Rev. (Revolving Fund Ln. Prog.) Series 2003 A, 5% 10/1/17	2,000,000	2,153,580
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	5,079,239
(Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26 (MBIA Insured)	6,230,000	6,646,662
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,500,000	2,563,925
5.2% 8/1/38	4,190,000	4,303,298
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(Loomis Chaffee School Proj.):
Series C, 5.5% 7/1/26 (MBIA Insured)	$ 1,430,000	$ 1,509,680
Series D, 5.25% 7/1/31	2,000,000	2,096,640
Series E, 5% 7/1/25	1,000,000	1,027,240
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (d)	3,195,000	4,036,659
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24 (AMBAC Insured)	1,940,000	1,985,512
(Sacred Heart Univ. Proj.) Series C:
6% 7/1/06 (Escrowed to Maturity) (d)	190,000	200,828
6.5% 7/1/16 (Pre-Refunded to 7/1/06 @ 102) (d)	3,020,000	3,273,620
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,524,539
6.5% 7/1/11 (AMBAC Insured)	3,280,000	3,878,928
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,770,656
(Veterans Memorial Med. Ctr. Proj.) Series A, 5.5% 7/1/26 (MBIA Insured)	3,770,000	3,945,569
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	13,000,000	13,343,068
Series X1, 5% 7/1/42	10,490,000	10,628,363
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (c)	525,000	536,834
Connecticut Resource Recovery Auth. Resource Recovery Rev.:
(Bridgeport Resco Co. LP Proj.):
5.375% 1/1/06 (MBIA Insured)	900,000	928,494
5.5% 1/1/08 (MBIA Insured)	1,000,000	1,086,460
(Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (c)	3,000,000	3,168,060
5.5% 11/15/09 (MBIA Insured) (c)	2,000,000	2,180,020
Connecticut Resources Recovery Auth. (Mid-Connecticut Sys. Proj.) Series A, 5.25% 11/15/08 (MBIA Insured)	3,050,000	3,270,393
Connecticut Spl. Assessment Second Injury Fund Series 2000 A, 5.125% 1/1/13 (Pre-Refunded to 1/1/11 @ 101) (d)	2,000,000	2,228,740
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Spl. Tax Oblig. Rev.:
(Trans. Infrastructure Proj.):
Series 1996 C, 6% 10/1/08 (MBIA Insured)	$ 1,000,000	$ 1,122,690
Series A:
5% 7/1/18 (AMBAC Insured) (a)	2,000,000	2,147,840
5.375% 7/1/15 (FSA Insured)	3,785,000	4,179,435
5.375% 7/1/18 (FSA Insured)	2,000,000	2,196,000
7.125% 6/1/10	3,550,000	4,155,524
Series B:
0% 6/1/08	3,500,000	3,178,105
5% 1/1/15 (FGIC Insured)	3,910,000	4,273,552
6.125% 9/1/12	7,115,000	8,257,384
6.15% 9/1/09	1,500,000	1,710,270
6.5% 10/1/10	3,400,000	3,984,154
6.5% 10/1/12	7,100,000	8,498,629
Fairfield Gen. Oblig. 5% 1/1/14	1,835,000	2,023,418
Hamden Gen. Oblig.:
5% 7/15/11 (FSA Insured)	1,045,000	1,146,532
5% 7/15/12 (FSA Insured)	1,550,000	1,704,210
5% 7/15/13 (FSA Insured)	2,095,000	2,304,039
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (c)	1,335,000	1,420,186
5% 6/15/17 (AMBAC Insured) (c)	775,000	815,184
Naugatuck Gen. Oblig.:
5.875% 2/15/21 (AMBAC Insured)	3,775,000	4,275,490
7.4% 9/1/07 (MBIA Insured)	370,000	419,465
7.4% 9/1/08 (MBIA Insured)	370,000	433,244
New Britain Gen. Oblig.:
Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,331,300
6% 4/15/07 (AMBAC Insured)	1,615,000	1,752,210
6% 2/1/12 (MBIA Insured)	400,000	465,588
7% 4/1/07 (MBIA Insured)	580,000	641,555
7% 4/1/08 (MBIA Insured)	580,000	663,218
New Haven Air Rights Parking Facility Rev. 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,312,559
New Haven Gen. Oblig. Series B, 5.125% 11/1/16 (MBIA Insured)	4,000,000	4,348,720
New Milford Gen. Oblig.:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,127,469
5% 1/15/16 (AMBAC Insured)	1,025,000	1,129,765
5% 1/15/17 (AMBAC Insured)	1,025,000	1,128,843
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Newtown Gen. Oblig. 6% 6/15/06 (MBIA Insured)	$ 785,000	$ 830,090
North Thompsonville Fire District #10:
6.75% 6/1/07 (MBIA Insured)	180,000	199,357
6.75% 6/1/08 (MBIA Insured)	190,000	216,997
6.75% 6/1/09 (MBIA Insured)	200,000	232,962
6.75% 6/1/10 (MBIA Insured)	215,000	254,723
6.75% 6/1/11 (MBIA Insured)	230,000	276,791
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 18B1, 5% 8/1/28 (MBIA Insured)	1,980,000	2,030,213
Stamford Gen. Oblig.:
5.25% 7/15/12	2,810,000	3,004,171
5.25% 7/15/14	6,565,000	7,345,644
5.25% 7/15/15	3,000,000	3,333,270
5.25% 2/1/21	1,045,000	1,130,147
5.25% 2/1/24	1,070,000	1,140,395
5.5% 7/15/13	2,675,000	3,035,617
5.5% 7/15/14	1,250,000	1,408,713
6.6% 1/15/07	295,000	321,883
6.6% 1/15/08	1,480,000	1,664,586
6.6% 1/15/09	1,000,000	1,148,840
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) 4.75%, tender 12/1/08 (b)(c)	6,000,000	6,175,320
Stratford Gen. Oblig. 7% 6/15/08 (FGIC Insured)	500,000	576,000
Suffield Gen. Oblig.:
5.125% 6/15/13 (MBIA Insured)	1,000,000	1,088,680
5.125% 6/15/14 (MBIA Insured)	1,335,000	1,444,497
Univ. of Connecticut Series A:
5.375% 4/1/15 (Pre-Refunded to 4/1/11 @ 101) (d)	1,400,000	1,581,132
5.375% 4/1/16 (Pre-Refunded to 4/1/11 @ 101) (d)	4,475,000	5,053,976
5.375% 4/1/18 (Pre-Refunded to 4/1/12 @ 100) (d)	1,200,000	1,352,520
5.375% 4/1/19	2,230,000	2,437,769
Univ. of Connecticut Rev. (Student Fee Prog.) Series A:
5.75% 11/15/29 (Pre-Refunded to 11/15/10 @ 101) (d)	6,850,000	7,882,295
6% 11/15/25 (Pre-Refunded to 11/15/10 @ 101) (d)	2,000,000	2,328,360
Wolcott Gen. Oblig.:
7% 6/15/09 (FGIC Insured)	445,000	523,632
7% 6/15/10 (FGIC Insured)	440,000	527,375
Woodstock Spl. Oblig. Rev. (Woodstock Academy Proj.) 7% 3/1/08 (AMBAC Insured)	725,000	727,915
		375,556,381
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - 11.0%
Puerto Rico Commonwealth Gen. Oblig.:
Series B, 5.5% 7/1/12 (FGIC Insured)	$ 4,000,000	$ 4,559,760
5.75% 7/1/26 (Pre-Refunded to 7/1/10 @ 100) (d)	3,700,000	4,186,439
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	2,750,000	2,830,355
Series Y, 5.5% 7/1/36 (FSA Insured)	1,500,000	1,638,405
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series B, 6% 7/1/31 (Pre-Refunded to 7/1/10 @ 101) (d)	2,250,000	2,605,770
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	3,850,000	4,179,368
5.5% 10/1/40 (Escrowed to Maturity) (d)	7,515,000	8,125,293
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series AA, 5.375% 7/1/14 (MBIA Insured)	3,250,000	3,513,900
Series HH, 5.25% 7/1/29 (FSA Insured)	12,435,000	13,010,865
Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (a)	800,000	902,144
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23 (FSA Insured)	1,250,000	1,355,550
		46,907,849
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $398,394,244)	422,464,230
NET OTHER ASSETS - 1.0%	4,318,800
NET ASSETS - 100%	$ 426,783,030
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 4.581% and pay quarterly a floating rate based on TBMA Municipal Swap Index with JPMorgan Chase, Inc.	Dec. 2024	$ 3,000,000	$ 133,952
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	28.1%
Escrowed/Pre-Refunded	27.1%
Special Tax	11.3%
Health Care	8.7%
Education	6.8%
Others* (individually less than 5%)	18.0%
100.0%
*Includes net other assets
Income Tax Information
The fund hereby designates approximately $4,736,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets
Investment in securities, at value (cost $398,394,244) - See accompanying schedule		$ 422,464,230
Cash		1,731,001
Receivable for investments sold		597,976
Receivable for fund shares sold		52,400
Interest receivable		6,174,331
Swap agreements, at value		133,952
Prepaid expenses		1,792
Other receivables		3,530
Total assets		431,159,212

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 3,065,810
Payable for fund shares redeemed	701,217
Distributions payable	402,812
Accrued management fee	134,123
Other affiliated payables	35,952
Other payables and accrued expenses	36,268
Total liabilities		4,376,182

Net Assets		$ 426,783,030
Net Assets consist of:
Paid in capital		$ 400,027,522
Undistributed net investment income		63,830
Accumulated undistributed net realized gain (loss) on investments		2,487,740
Net unrealized appreciation (depreciation) on investments		24,203,938
Net Assets, for 36,535,937 shares outstanding		$ 426,783,030
Net Asset Value, offering price and redemption price per share ($426,783,030 ÷ 36,535,937 shares)		$ 11.68

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Connecticut Municipal Income Fund
Financial Statements - continued

Statement of Operations

Year ended November 30, 2004

Investment Income
Interest		$ 19,482,519

Expenses
Management fee	$ 1,616,171
Transfer agent fees	293,524
Accounting fees and expenses	112,146
Non-interested trustees' compensation	2,360
Custodian fees and expenses	8,201
Registration fees	20,331
Audit	41,194
Legal	10,642
Miscellaneous	9,596
Total expenses before reductions	2,114,165
Expense reductions	(41,624)	2,072,541
Net investment income		17,409,978
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	3,070,908
Swap agreements	(18,083)
Total net realized gain (loss)		3,052,825
Change in net unrealized appreciation (depreciation) on: Investment securities	(7,942,732)
Swap agreements	133,952
Total change in net unrealized appreciation (depreciation)		(7,808,780)
Net gain (loss)		(4,755,955)
Net increase (decrease) in net assets resulting from operations		$ 12,654,023

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2004	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,409,978	$ 19,042,871
Net realized gain (loss)	3,052,825	4,651,775
Change in net unrealized appreciation (depreciation)	(7,808,780)	4,874,240
Net increase (decrease) in net assets resulting from operations	12,654,023	28,568,886
Distributions to shareholders from net investment income	(17,426,240)	(18,981,278)
Distributions to shareholders from net realized gain	(4,217,325)	(1,374,463)
Total distributions	(21,643,565)	(20,355,741)
Share transactions Proceeds from sales of shares	60,136,231	73,294,532
Reinvestment of distributions	15,389,096	14,628,065
Cost of shares redeemed	(78,289,137)	(113,281,172)
Net increase (decrease) in net assets resulting from share transactions	(2,763,810)	(25,358,575)
Redemption fees	2,027	3,969
Total increase (decrease) in net assets	(11,751,325)	(17,141,461)

Net Assets
Beginning of period	438,534,355	455,675,816
End of period (including undistributed net investment income of $63,830 and undistributed net investment income of $82,901, respectively)	$ 426,783,030	$ 438,534,355
Other Information Shares
Sold	5,083,305	6,166,998
Issued in reinvestment of distributions	1,305,752	1,231,336
Redeemed	(6,667,106)	(9,580,095)
Net increase (decrease)	(278,049)	(2,181,761)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.69	$ 11.51	$ 11.11	$ 10.88
Income from Investment Operations
Net investment income B	.477	.489	.497	.527	.549
Net realized and unrealized gain (loss)	(.115)	.253	.249	.401	.233
Total from investment operations	.362	.742	.746	.928	.782
Distributions from net investment income	(.477)	(.487)	(.497)	(.527)	(.553)
Distributions from net realized gain	(.115)	(.035)	(.069)	(.001)	-
Total distributions	(.592)	(.522)	(.566)	(.528)	(.553)
Redemption fees added to paid in capital B	- D	- D	- D	- D	.001
Net asset value, end of period	$ 11.68	$ 11.91	$ 11.69	$ 11.51	$ 11.11
Total Return A	3.11%	6.45%	6.64%	8.47%	7.41%
Ratios to Average Net Assets C
Expenses before expense reductions	.49%	.50%	.50%	.50%	.51%
Expenses net of voluntary waivers, if any	.49%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.48%	.49%	.46%	.41%	.42%
Net investment income	4.05%	4.11%	4.28%	4.59%	5.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 426,783	$ 438,534	$ 455,676	$ 416,337	$ 347,185
Portfolio turnover rate	12%	14%	18%	17%	27%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 11/30/04	% of fund's investments 5/31/04	% of fund's investments 11/30/03
0 - 30	85.6	75.8	82.7
31 - 90	3.7	17.1	1.9
91 - 180	4.7	4.7	6.0
181 - 397	6.0	2.4	9.4
Weighted Average Maturity
	11/30/04	5/31/04	11/30/03
Fidelity Connecticut Municipal Money Market fund	31 Days	29 Days	40 Days
Connecticut Tax-Free Money Market Funds Average*	34 Days	42 Days	51 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2004	As of May 31, 2004
Variable Rate Demand Notes (VRDNs) 67.5%	Variable Rate Demand Notes (VRDNs) 66.9%
Commercial Paper (including CP Mode) 4.4%	Commercial Paper (including CP Mode) 7.2%
Tender Bonds 0.6%	Tender Bonds 1.1%
Municipal Notes 9.5%	Municipal Notes 12.3%
Fidelity Municipal Cash Central Fund 14.6%	Fidelity Municipal Cash Central Fund 6.2%
Other Investments 1.0%	Other Investments 4.2%
Net Other Assets 2.4%	Net Other Assets 2.1%

Current and Historical Seven-Day Yields

	11/29/04	8/30/04	5/31/04	3/1/04	12/1/03
Fidelity Connecticut Municipal Money Market Fund	1.19%	0.83%	0.60%	0.50%	0.63%
If Fidelity had not reimbursed certain fund expenses	1.16%	0.83%	0.60%	0.43%	0.59%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Connecticut Municipal Money Market Fund

Investments November 30, 2004

Showing Percentage of Net Assets

Municipal Securities - 97.6%
	Principal Amount	Value (Note 1)
Connecticut - 70.6%
Bridgeport Gen. Oblig. Participating VRDN:
Series ROC II R182, 1.69% (Liquidity Facility Citibank NA) (a)(e)	$ 2,865,000	$ 2,865,000
Series ROC II R45, 1.69% (Liquidity Facility Citibank NA) (a)(e)	5,000,000	5,000,000
Connecticut Arpt. Rev. Participating VRDN Series MSTC 01 129, 1.71% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(e)	17,915,000	17,915,000
Connecticut Dev. Auth. Arpt. Facility Rev.:
Participating VRDN Series PT 2311, 1.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	4,160,000	4,160,000
(Bradley Arpt. Hotel Proj.):
Series 1997 A, 1.66%, LOC KBC Bank NV, VRDN (a)	3,400,000	3,400,000
Series 1997 B, 1.66%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Series 1997 C, 1.66%, LOC Fleet Nat'l. Bank, VRDN (a)	800,000	800,000
Connecticut Dev. Auth. Indl. Dev. Rev.:
(Lapham Hickey Steel Corp. Proj.) 1.77%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	1,795,000	1,795,000
(The Energy Network/Sina Proj.) Series 2000, 1.73%, LOC Fleet Nat'l. Bank, VRDN (a)(d)	1,300,000	1,300,000
(W.E. Bassett Co. Proj.) Series 1986, 1.8%, LOC Fleet Bank NA, VRDN (a)(d)	600,000	600,000
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 1.7% tender 12/8/04, CP mode	8,900,000	8,900,000
Connecticut Dev. Auth. Wtr. Facilities Rev.:
Participating VRDN Series PA 1250, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(e)	7,650,000	7,650,000
(Connecticut Wtr. Co. Proj.) Series 2004 A, 1.73%, LOC Citizens Bank of Rhode Island, VRDN (a)(d)	1,250,000	1,250,000
Connecticut Gen. Oblig.:
Participating VRDN:
Series 03 0011, 1.69% (Liquidity Facility Citibank NA, New York) (a)(e)	9,900,000	9,900,000
Series BA 02 A, 1.71% (Liquidity Facility Bank of America NA) (a)(e)	4,815,000	4,815,000
Series EGL 01 0701, 1.69% (Liquidity Facility Citibank NA, New York) (a)(e)	20,000,000	20,000,000
Series EGL 03 0011, 1.69% (Liquidity Facility Citibank NA, New York) (a)(e)	9,900,000	9,900,000
Series Floaters 01 681, 1.7% (Liquidity Facility Morgan Stanley) (a)(e)	10,325,000	10,325,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Participating VRDN:
Series MS 01 571, 1.7% (Liquidity Facility Morgan Stanley) (a)(e)	$ 24,725,000	$ 24,725,000
Series PA 888R, 1.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995,000	4,995,000
Series PT 1246, 1.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,100,000	6,100,000
Series PT 1803, 1.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,000,000	9,000,000
Series PT 2223, 1.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,825,000	4,825,000
Series Putters 291, 1.68% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	13,210,000	13,210,000
Series Putters 320, 1.68% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(e)	6,715,000	6,715,000
Series Putters 412, 1.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,495,000	7,495,000
Series Putters 432, 1.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,490,000	2,490,000
Series ROC II 4009, 1.69% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	18,810,000	18,810,000
Series ROC II R1064, 1.69% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	6,825,000	6,825,000
Series ROC II R3013, 1.69% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,305,000	5,305,000
Series ROC II R4048, 1.69% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,220,000	5,220,000
Series 2004 A, 1.73% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	15,125,000	15,125,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series EGL 02 6027, 1.72% (Liquidity Facility Citibank NA, New York) (a)(e)	7,305,000	7,305,000
Series EGL 04 0019, 1.69% (Liquidity Facility Citibank NA) (a)(e)	14,850,000	14,850,000
(Bradley Health Care, Inc. Proj.) Series B, 1.65%, LOC Fleet Nat'l. Bank, VRDN (a)	5,600,000	5,600,000
(Charlotte Hungerford Hosp. Proj.) Series C, 1.67%, LOC Fleet Bank NA, VRDN (a)	2,825,000	2,825,000
(Greenwich Academy Proj.) Series C, 1.65%, LOC Wachovia Bank NA, VRDN (a)	8,270,000	8,270,000
(Hartford Hosp. Proj.) Series B, 1.66%, LOC Fleet Nat'l. Bank, VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Hsg. Fin. Auth.:
Bonds (Hsg. Mortgage Fin. Corp.) Series 2003 F2, 1.2%, tender 12/22/04 (a)(d)	$ 6,000,000	$ 5,999,105
Participating VRDN:
Series BA 99 D, 1.71% (Liquidity Facility Bank of America NA) (a)(d)(e)	19,995,000	19,995,000
Series MT 37, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	37,555,000	37,555,001
Series MT 38, 1.72% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)(e)	10,400,000	10,400,000
Series PT 2337, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,950,000	4,950,000
Series ROC II R264, 1.72% (Liquidity Facility Citibank NA) (a)(d)(e)	5,390,000	5,390,000
Series 1990 C, 1.78%, VRDN (a)(d)	7,490,000	7,490,000
Series 1990 D, 1.78%, VRDN (a)(d)	10,022,000	10,022,000
Series 2001 A3, 1.68% (AMBAC Insured), VRDN (a)(d)	10,000,000	10,000,000
Series 2001 D3, 1.63% (AMBAC Insured), VRDN (a)(d)	10,000,000	10,000,000
Series 2002 A3, 1.68% (AMBAC Insured), VRDN (a)(d)	20,000,000	20,000,000
Series 2002 F2, 1.68% (AMBAC Insured), VRDN (a)(d)	20,600,000	20,600,000
Series 2004 A4, 1.68% (AMBAC Insured), VRDN (a)(d)	18,000,000	18,000,000
Series B3, 1.63% (AMBAC Insured), VRDN (a)(d)	12,000,000	12,000,000
Sub Series 2004 B5, 1.63% (AMBAC Insured), VRDN (a)(d)	19,500,000	19,500,000
Sub Series E4, 1.68% (AMBAC Insured), VRDN (a)(d)	25,000,000	25,000,000
Sub Series G41, 1.68% (AMBAC Insured), VRDN (a)(d)	26,700,000	26,700,000
Connecticut Spl. Tax Oblig. Rev.:
Bonds (Trans. Infrastructure Proj.) Series A, 4% 9/1/05 (FGIC Insured)	10,000,000	10,145,617
Participating VRDN:
Series PA 1039R, 1.69% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,530,000	3,530,000
Series PA 966R, 1.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,495,000	4,495,000
Series ROC II R122, 1.69% (Liquidity Facility Citibank NA) (a)(e)	12,265,000	12,265,000
(Trans. Infrastructure Proj.) Series 2003 1, 1.7% (AMBAC Insured), VRDN (a)	2,480,000	2,480,000
Series 2003 2, 1.7% (AMBAC Insured), VRDN (a)	20,000,000	20,000,000
Easton Gen. Oblig. BAN 3% 11/9/05	12,600,000	12,731,316
Fairfield Gen. Oblig. BAN 3% 7/28/05	15,000,000	15,145,074
Manchester Gen. Oblig. BAN 2.75% 7/6/05	5,894,000	5,933,638
Milford Gen. Oblig. BAN Series A, 3% 11/4/05	8,000,000	8,078,446
New Britain Gen. Oblig. BAN 2% 4/8/05	25,465,000	25,470,690
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
New Haven Gen. Oblig.:
BAN 3% 3/1/05	$ 14,500,000	$ 14,546,301
Series A:
1.73% 1/21/05, LOC Landesbank Hessen-Thuringen, CP	8,630,000	8,630,000
1.75% 2/9/05, LOC Landesbank Hessen-Thuringen, CP	6,460,000	6,460,000
1.8% 2/4/05, LOC Landesbank Hessen-Thuringen, CP	5,000,000	5,000,000
1.8% 2/8/05, LOC Landesbank Hessen-Thuringen, CP	10,000,000	10,000,000
1.86% 2/9/05, LOC Landesbank Hessen-Thuringen, CP	8,705,000	8,705,000
Plainfield Gen. Oblig. BAN 2% 4/14/05	8,545,000	8,558,789
Stonington Gen. Oblig. BAN Series A, 3% 10/13/05	7,840,000	7,916,538
Univ. of Connecticut Participating VRDN Series PA 1255, 1.68% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,950,000	7,950,000
Weston Gen. Oblig. Participating VRDN Series ROC II R6501, 1.69% (Liquidity Facility Citibank NA) (a)(e)	1,870,000	1,870,000
Westport Gen. Oblig. BAN 3.5% 10/31/05	2,000,000	2,029,730
		751,807,245
Puerto Rico - 12.4%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series CDC 04A, 1.67% (Liquidity Facility CDC Fin.-CDC Ixis) (a)(e)	15,890,000	15,890,000
Series Merlots 00 EE, 1.71% (Liquidity Facility Wachovia Bank NA) (a)(e)	25,050,000	25,050,000
Series Merlots 01 A107, 1.71% (Liquidity Facility Wachovia Bank NA) (a)(e)	13,960,000	13,960,000
Series PA 1225, 1.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,060,000	9,060,000
Series ROC II R185, 1.68% (Liquidity Facility Citibank NA) (a)(e)	2,000,000	2,000,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN:
Series Merlots 00 FFF, 1.71% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,965,000	5,965,000
Series Merlots 98 B8, 1.71% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,990,000	1,990,000
Series RobIns 14, 1.67% (Liquidity Facility Bank of New York, New York) (a)(e)	13,145,000	13,145,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series 2000 A15, 1.71% (Liquidity Facility Wachovia Bank NA) (a)(e)	11,200,000	11,200,000
Series EGL 00 5101, 1.68% (Liquidity Facility Citibank NA, New York) (a)(e)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN:
Series Floaters 682, 1.69% (Liquidity Facility Morgan Stanley) (a)(e)	$ 7,330,000	$ 7,330,000
Series Putters 147, 1.68% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,100,000	1,100,000
Series RobIns 16, 1.69% (Liquidity Facility Bank of New York, New York) (a)(e)	2,000,000	2,000,000
Series SGA 44, 1.67% (Liquidity Facility Societe Generale) (a)(e)	3,800,000	3,800,000
Puerto Rico Hsg. Fin. Corp. Home Mtg. Rev. Participating VRDN Series Putters 257, 1.71% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	5,695,000	5,695,000
Puerto Rico Indl., Tourist, Edl., Med. & Envir. Cont. Facilities Fing. Auth. (Ana G. Mendez Univ. Sys. Proj.) Series 1998, 2.05%, LOC Banco Santander Central Hispano SA, VRDN (a)	1,900,000	1,900,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MS 00 225, 1.69% (Liquidity Facility Morgan Stanley) (a)(e)	2,335,000	2,335,000
		132,420,000
	Shares
Other - 14.6%
Fidelity Municipal Cash Central Fund, 1.71% (b)(c)	155,538,826	155,538,826
TOTAL INVESTMENT PORTFOLIO - 97.6%		1,039,766,071
NET OTHER ASSETS - 2.4%		25,937,149
NET ASSETS - 100%		$ 1,065,703,220
Total Cost for Federal Income Tax Purposes $ 1,039,766,071
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
The fund hereby designates approximately $336,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets
Investment in securities, at value (cost $1,039,766,071) - See accompanying schedule		$ 1,039,766,071
Cash		21,198,747
Receivable for investments sold on a delayed delivery basis		1,100,000
Receivable for fund shares sold		9,043,443
Interest receivable		3,183,483
Prepaid expenses		4,529
Receivable from investment adviser for expense reductions		23,209
Other receivables		40,384
Total assets		1,074,359,866

Liabilities
Payable for fund shares redeemed	$ 8,150,206
Distributions payable	10,619
Accrued management fee	330,355
Other affiliated payables	103,776
Other payables and accrued expenses	61,690
Total liabilities		8,656,646

Net Assets		$ 1,065,703,220
Net Assets consist of:
Paid in capital		$ 1,065,085,304
Undistributed net investment income		428,638
Accumulated undistributed net realized gain (loss) on investments		189,278
Net Assets, for 1,064,816,057 shares outstanding		$ 1,065,703,220
Net Asset Value, offering price and redemption price per share ($1,065,703,220 ÷ 1,064,816,057 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Year ended November 30, 2004

Investment Income
Interest		$ 12,300,126

Expenses
Management fee	$ 3,938,744
Transfer agent fees	1,091,021
Accounting fees and expenses	120,725
Non-interested trustees' compensation	5,563
Custodian fees and expenses	15,534
Registration fees	25,239
Audit	36,540
Legal	13,387
Miscellaneous	43,675
Total expenses before reductions	5,290,428
Expense reductions	(426,513)	4,863,915
Net investment income		7,436,211
Net realized gain (loss) on investment securities		352,441
Net increase in net assets resulting from operations		$ 7,788,652

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2004	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 7,436,211	$ 6,360,618
Net realized gain (loss)	352,441	253,756
Net increase in net assets resulting from operations	7,788,652	6,614,374
Distributions to shareholders from net investment income	(7,428,995)	(6,360,618)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,113,884,878	1,929,812,002
Reinvestment of distributions	7,322,895	6,184,303
Cost of shares redeemed	(2,110,441,037)	(1,857,593,225)
Net increase (decrease) in net assets and shares resulting from share transactions	10,766,736	78,403,080
Total increase (decrease) in net assets	11,126,393	78,656,836

Net Assets
Beginning of period	1,054,576,827	975,919,991
End of period (including undistributed net investment income of $428,638 and $0, respectively)	$ 1,065,703,220	$ 1,054,576,827

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.006	.010	.024	.034
Distributions from net investment income	(.007)	(.006)	(.010)	(.024)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.71%	.62%	.99%	2.44%	3.47%
Ratios to Average Net Assets B
Expenses before expense reductions	.50%	.50%	.51%	.51%	.54%
Expenses net of voluntary waivers, if any	.48%	.48%	.49%	.51%	.54%
Expenses net of all reductions	.46%	.47%	.45%	.46%	.54%
Net investment income	.71%	.61%	1.00%	2.41%	3.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,065,703	$ 1,054,577	$ 975,920	$ 807,225	$ 718,657

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended November 30, 2004

1. Significant Accounting Policies.

Spartan Connecticut Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Connecticut. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period for the money market fund.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, prior period premium and discount on debt securities and market discount.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 24,420,902
Unrealized depreciation	(550,666)
Net unrealized appreciation (depreciation)	23,870,236
Undistributed ordinary income	1,378,925
Undistributed long-term capital gain	2,679,565

Cost for federal income tax purposes	$ 398,593,994

The tax character of distributions paid for the income fund was as follows:

	November 30, 2004	November 30, 2003
Tax-exempt Income	$ 17,426,240	$ 18,981,278
Long-term Capital Gains	4,217,325	1,374,463
Total	$ 21,643,565	$ 20,355,741

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund's Schedule of Investments under the caption "Swap Agreements."

Annual Report

Notes to Financial Statements - continued

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $49,786,741 and $51,175,152, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annual management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan Connecticut Municipal Income Fund	.25%	.13%	.38%
Fidelity Connecticut Municipal Money Market Fund	.25%	.13%	.38%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Connecticut Municipal Income Fund	.07%	|
Fidelity Connecticut Municipal Money Market Fund	.10%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Connecticut Municipal Money Market Fund	$ 1,763,502

Annual Report

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse certain funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Fidelity Connecticut Municipal Money Market Fund	.48%	$ 261,169

In addition, through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Connecticut Municipal Income Fund	$ 7,741	$ 33,883
Fidelity Connecticut Municipal Money Market Fund	15,436	149,908

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Spartan Connecticut Municipal Income Fund and Fidelity Connecticut Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Connecticut Municipal Income Fund (a fund of Fidelity Court Street Trust) and Fidelity Connecticut Municipal Money Market Fund (a fund of Fidelity Court Street Trust II) at November 30, 2004 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Court Street Trust's and Fidelity Court Street Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 14, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 223 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1977 or 1991

Trustee of Fidelity Court Street Trust (1977) and Fidelity Court Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Connecticut Municipal Money Market Fund (2001) and Spartan Connecticut Municipal Income Fund (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997 or 2000

Vice President of Connecticut Municipal Money Market Fund (2000) and Spartan Connecticut Municipal Income Fund (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Spartan Connecticut Municipal Income Fund. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Connecticut Municipal Money Market Fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Michael J. Marchese (47)

Year of Election or Appointment: 2004

Vice President of Connecticut Municipal Money Market. Mr. Marchese also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Marchese worked as director of research for the Municipal Money Market Group and as a manager.

Mark Sommer (44)

Year of Election or Appointment: 2004

Vice President of Spartan Connecticut Municipal Income. Mr. Sommer also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Sommer managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Connecticut Municipal Money Market Fund and Spartan Connecticut Municipal Income Fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Connecticut Municipal Money Market Fund and Spartan Connecticut Municipal Income Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Connecticut Municipal Money Market Fund and Spartan Connecticut Municipal Income Fund. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Connecticut Municipal Money Market Fund and Spartan Connecticut Municipal Income Fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Connecticut Municipal Money Market Fund and Spartan Connecticut Municipal Income Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Connecticut Municipal Money Market Fund and Spartan Connecticut Municipal Income Fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Connecticut Municipal Money Market Fund and Spartan Connecticut Municipal Income Fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1987 and 1989

Assistant Treasurer of Connecticut Municipal Money Market Fund (1989) and Spartan Connecticut Municipal Income Fund (1987). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Connecticut Municipal Money Market Fund and Spartan Connecticut Municipal Income Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Connecticut Municipal Money Market Fund and Spartan Connecticut Municipal Income Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Connecticut Municipal Money Market Fund and Spartan Connecticut Municipal Income Fund. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 1996

Assistant Treasurer of Connecticut Municipal Money Market Fund and Spartan Connecticut Municipal Income Fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Dividends	Capital Gains
Spartan Connecticut Municipal Income Fund	12/20/04	12/17/04	$-	$.075
Fidelity Connecticut Municipal Money Market Fund	12/20/04	12/17/04	$-	$.0001

During fiscal year ended 2004, 100% of Spartan Connecticut Municipal Income Fund's income dividends was free from federal income tax, and 9.14% of Spartan Connecticut Municipal Income Fund's income dividends was subject to the federal alternative minimum tax.

During fiscal year ended 2004, 100% of Fidelity Connecticut Municipal Money Market Fund's income dividends was free from federal income tax, and 30.81% of Fidelity Connecticut Municipal Money Market Fund 's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Spartan Connecticut Municipal Income Fund

Proxy Voting Results

A special meeting of Spartan Connecticut Municipal Income Fund's shareholders was held on September 15, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	641,709,991.03	75.922
Against	154,096,676.02	18.231
Abstain	24,432,771.13	2.891
Broker Non-Votes	24,987,895.47	2.956
TOTAL	845,227,333.65	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	790,960,397.83	93.580
Withheld	54,266,935.82	6.420
TOTAL	845,227,333.65	100.000
Ralph F. Cox
Affirmative	788,692,558.48	93.311
Withheld	56,534,775.17	6.689
TOTAL	845,227,333.65	100.000
Laura B. Cronin
Affirmative	788,897,135.98	93.335
Withheld	56,330,197.67	6.665
TOTAL	845,227,333.65	100.000
Robert M. Gates
Affirmative	791,054,792.80	93.591
Withheld	54,172,540.85	6.409
TOTAL	845,227,333.65	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	789,859,471.22	93.449
Withheld	55,367,862.43	6.551
TOTAL	845,227,333.65	100.000
Abigail P. Johnson
Affirmative	785,878,765.63	92.978
Withheld	59,348,568.02	7.022
TOTAL	845,227,333.65	100.000
Edward C. Johnson 3d
Affirmative	785,474,734.06	92.931
Withheld	59,752,599.59	7.069
TOTAL	845,227,333.65	100.000
Donald J. Kirk
Affirmative	788,574,856.44	93.297
Withheld	56,652,477.21	6.703
TOTAL	845,227,333.65	100.000
Marie L. Knowles
Affirmative	791,973,096.85	93.699
Withheld	53,254,236.80	6.301
TOTAL	845,227,333.65	100.000
Ned C. Lautenbach
Affirmative	791,634,422.24	93.659
Withheld	53,592,911.41	6.341
TOTAL	845,227,333.65	100.000
Marvin L. Mann
Affirmative	789,006,535.86	93.348
Withheld	56,220,797.79	6.652
TOTAL	845,227,333.65	100.000
William O. McCoy
Affirmative	788,820,353.73	93.326
Withheld	56,406,979.92	6.674
TOTAL	845,227,333.65	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	789,930,243.03	93.458
Withheld	55,297,090.62	6.542
TOTAL	845,227,333.65	100.000
William S. Stavropoulos
Affirmative	789,566,071.48	93.415
Withheld	55,661,262.17	6.585
TOTAL	845,227,333.65	100.000
Dennis J. Dirks**
Affirmative	791,747,367.22	93.673
Withheld	53,479,966.43	6.327
TOTAL	845,227,333.65	100.000
Cornelia M. Small**
Affirmative	791,467,765.99	93.640
Withheld	53,759,567.66	6.360
TOTAL	845,227,333.65	100.000
* Denotes trust-wide proposals and voting results. ** Effective January 1, 2005

Annual Report

Fidelity Connecticut Municipal Money Market Fund

Proxy Voting Results

A special meeting of Fidelity Connecticut Municipal Money Market Fund's shareholders was held on October 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	1,683,413,694.99	76.562
Against	432,834,626.61	19.685
Abstain	75,544,678.65	3.436
Broker Non-Votes	6,970,602.00	.317
TOTAL	2,198,763,602.25	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	2,051,297,519.75	93.293
Withheld	147,466,082.50	6.707
TOTAL	2,198,763,602.25	100.000
Ralph F. Cox
Affirmative	2,050,494,216.09	93.257
Withheld	148,269,386.16	6.743
TOTAL	2,198,763,602.25	100.000
Laura B. Cronin
Affirmative	2,050,376,715.72	93.251
Withheld	148,386,886.53	6.749
TOTAL	2,198,763,602.25	100.000
Dennis J. Dirks B
Affirmative	2,050,524,027.25	93.258
Withheld	148,239,575.00	6.742
TOTAL	2,198,763,602.25	100.000
Robert M. Gates
Affirmative	2,049,904,222.04	93.230
Withheld	148,859,380.21	6.770
TOTAL	2,198,763,602.25	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	2,050,468,132.62	93.256
Withheld	148,295,469.63	6.744
TOTAL	2,198,763,602.25	100.000
Abigail P. Johnson
Affirmative	2,045,020,476.01	93.008
Withheld	153,743,126.24	6.992
TOTAL	2,198,763,602.25	100.000
Edward C. Johnson 3d
Affirmative	2,045,331,689.99	93.022
Withheld	153,431,912.26	6.978
TOTAL	2,198,763,602.25	100.000
Donald J. Kirk
Affirmative	2,050,544,912.44	93.259
Withheld	148,218,689.81	6.741
TOTAL	2,198,763,602.25	100.000
Marie L. Knowles
Affirmative	2,053,765,168.39	93.405
Withheld	144,998,433.86	6.595
TOTAL	2,198,763,602.25	100.000
Ned C. Lautenbach
Affirmative	2,052,928,666.59	93.367
Withheld	145,834,935.66	6.633
TOTAL	2,198,763,602.25	100.000
Marvin L. Mann
Affirmative	2,051,142,406.15	93.286
Withheld	147,621,196.10	6.714
TOTAL	2,198,763,602.25	100.000
William O. McCoy
Affirmative	2,049,710,021.61	93.221
Withheld	149,053,580.64	6.779
TOTAL	2,198,763,602.25	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	2,049,818,975.64	93.226
Withheld	148,944,626.61	6.774
TOTAL	2,198,763,602.25	100.000
Cornelia M. Small B
Affirmative	2,053,797,023.53	93.407
Withheld	144,966,578.72	6.593
TOTAL	2,198,763,602.25	100.000
William S. Stavropoulos
Affirmative	2,050,245,738.45	93.245
Withheld	148,517,863.80	6.755
TOTAL	2,198,763,602.25	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005

Annual Report

Managing Your Investments

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Annual Report

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Annual Report

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Annual Report

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Annual Report

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CTR-UANN-0105
1.786713.101

Spartan®

Florida Municipal
Income Fund

and

Fidelity®
Florida Municipal
Money Market Fund

Annual Report

November 30, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan Florida Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Florida Municipal Money Market Fund
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2004 to November 30, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Expenses Paid During Period* June 1, 2004 to November 30, 2004
Spartan Florida Municipal Income Fund
Actual	$ 1,000.00	$ 1,043.80	$ 2.45
HypotheticalA	$ 1,000.00	$ 1,022.57	$ 2.43
	Beginning Account Value June 1, 2004	Ending Account Value November 30, 2004	Expenses Paid During Period* June 1, 2004 to November 30, 2004
Fidelity Florida Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,004.50	$ 2.51
HypotheticalA	$ 1,000.00	$ 1,022.47	$ 2.53

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan Florida Municipal Income Fund	.48%
Fidelity Florida Municipal Money Market Fund	.50%

Annual Report

Spartan Florida Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended November 30, 2004	Past 1 year	Past 5 years	Past 10 years
Spartan® FL Municipal Income Fund	3.95%	6.45%	7.01%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Spartan® Florida Municipal Income Fund on November 30, 1994. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Doug McGinley, Portfolio Manager of Spartan® Florida Municipal Income Fund

Shaking off a negative return through the first half of the period, the municipal bond market managed a solid gain for the year that ended November 30, 2004. In the second quarter of 2004, bonds lost ground as strong labor markets fueled expectations of rising inflation. In the third quarter, however, record-high crude oil prices and slower-than-expected economic growth led investors to reassess the magnitude and length of the current tightening cycle by the Federal Reserve Board. As a result, longer-maturity Treasury yields fell at the same time that increases in the federal funds target rate drove up shorter-term securities, leading to a flatter yield curve. Intermediate- and long-term municipal-to-taxable yield ratios remained fairly high during this time, allowing municipal bonds to maintain their attractive valuations relative to Treasuries. For the year overall, the Lehman Brothers® Municipal Bond Index - a performance measure of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds - rose 4.07%.

For the 12 months ending November 30, 2004, the fund returned 3.95%. During the same period, the LipperSM Florida Municipal Debt Funds Average returned 3.10% and the Lehman Brothers Florida Municipal Bond Index returned 4.07%. Florida munis performed in line with most state muni markets, although continued low interest rates somewhat muted all bond returns during the past year. Likely aiding the fund's outperformance of its Lipper peer group average was its slight overweighting in lower-quality investment-grade bonds, particularly in the health care, utility and corporate-backed sectors. Demand for these bonds generally was quite strong, as each sector was helped by favorable developments. Security selection within each group also generally was strong. In contrast, performance was curtailed by the fact that some bonds that I expected to be prerefunded by their issuer - a process that typically results in higher prices for the bonds - were not. I continued to avoid positioning the fund to benefit from a specific interest rate outlook during the period, a strategy that was helpful during most of the year given the uncertainty surrounding the pace of economic growth, the rate of inflation and the direction of interest rates.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Spartan Florida Municipal Income Fund

Investment Changes

Top Five Sectors as of November 30, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	23.0	22.8
Health Care	16.3	17.1
Special Tax	14.7	14.3
Transportation	10.2	9.5
Water & Sewer	7.3	11.2
Average Years to Maturity as of November 30, 2004
		6 months ago
Years	13.4	13.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of November 30, 2004
6 months ago
Years	6.9	7.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of November 30, 2004	As of May 31, 2004
AAA 77.8%	AAA 76.4%
AA,A 16.2%	AA,A 18.3%
BBB 3.5%	BBB 3.2%
Not Rated 1.0%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets 1.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Annual Report

Spartan Florida Municipal Income Fund

Investments November 30, 2004

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value (Note 1)
Florida - 95.7%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (d)	$ 1,485,000	$ 1,619,571
6.05% 11/15/16 (Escrowed to Maturity) (d)	6,230,000	7,252,592
Bay County Wtr. Sys. Rev. 5.7% 9/1/30 (AMBAC Insured)	10,605,000	11,603,983
Brevard County Util. Rev. 5% 3/1/07 (FGIC Insured)	180,000	190,444
Broward County Arpt. Sys. Rev.:
Series 1, 5.75% 10/1/12 (AMBAC Insured) (c)	1,210,000	1,349,985
Series 1998 H1, 5.25% 10/1/11 (AMBAC Insured) (c)	1,505,000	1,603,879
Series J1, 5.75% 10/1/18 (AMBAC Insured) (c)	2,755,000	3,035,404
Broward County Gen. Oblig. Series 2001 A, 5.25% 1/1/21	3,500,000	3,767,260
Broward County Resource Recovery Rev. (Wheelabrator South Broward, Inc. Proj.) Series A, 5% 12/1/06	3,050,000	3,202,927
Broward County School Board Ctfs. of Prtn.:
5.25% 7/1/15 (MBIA Insured)	1,750,000	1,927,485
5.25% 7/1/16 (MBIA Insured)	6,060,000	6,642,124
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	2,275,000	2,495,516
5.5% 10/1/12 (MBIA Insured)	1,460,000	1,597,547
5.5% 10/1/13 (MBIA Insured)	1,265,000	1,379,495
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (MBIA Insured)	2,765,000	2,917,352
Clearwater Impt. Rev. Series 2001, 5.25% 2/1/22 (FSA Insured)	2,200,000	2,369,730
Clearwater Rev. 5.375% 3/1/31 (MBIA Insured)	1,250,000	1,366,400
Collier County School Board Ctfs. of Prtn.:
(Master Lease Prog.) Series B, 5.5% 2/15/13 (FSA Insured)	2,430,000	2,720,385
(School Board of Collier County Master Lease Prog.) 5.375% 2/15/19 (FSA Insured)	2,000,000	2,194,040
5.375% 2/15/17 (FSA Insured)	1,575,000	1,725,728
5.375% 2/15/18 (FSA Insured)	5,000,000	5,491,700
5.375% 2/15/21 (FSA Insured)	4,000,000	4,356,560
Dade County Aviation Rev.:
(Miami Int'l. Arpt. Proj.):
Series A, 6% 10/1/08 (FSA Insured) (c)	6,675,000	7,368,266
Series B, 5% 10/1/11 (FSA Insured) (c)	3,300,000	3,477,804
Series B, 6.3% 10/1/05 (AMBAC Insured)	1,200,000	1,229,784
Series C, 5.5% 10/1/11 (MBIA Insured)	5,200,000	5,563,584
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Dade County Aviation Rev.: - continued
Series D, 5.75% 10/1/09 (AMBAC Insured) (c)	$ 2,125,000	$ 2,223,876
Dade County Resource Recovery Facilities Rev. 5.5% 10/1/09 (AMBAC Insured) (c)	5,000,000	5,320,750
Dade County Wtr. & Swr. Sys. Rev. 5.25% 10/1/21 (FGIC Insured)	3,495,000	3,716,583
Daytona Beach Util. Sys. Rev. Series D, 5.25% 11/15/17 (FSA Insured)	1,825,000	2,011,643
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	1,640,000	1,779,088
5.25% 10/1/22 (MBIA Insured)	1,725,000	1,877,042
Duval County School Board Ctfs. of Prtn. 5.625% 7/1/14 (FSA Insured)	3,010,000	3,324,124
Escambia County Health Facilities Auth. Health Facilities Rev. (Baptist Hosp. & Baptist Manor Proj.) 5% 10/1/07	1,210,000	1,267,378
Escambia County Utils. Auth. Util. Sys. Rev. Series B, 6.25% 1/1/15 (FGIC Insured)	3,000,000	3,568,950
Florida Board of Ed. Cap. Outlay:
Series 2001 A, 5.5% 6/1/10	1,025,000	1,147,857
Series A, 5.5% 1/1/08	5,000,000	5,356,650
Series B, 5.375% 6/1/17	5,000,000	5,516,150
Series C, 5.75% 6/1/29 (FGIC Insured)	2,000,000	2,196,120
Series E, 5.625% 6/1/29	3,000,000	3,235,590
Florida Board of Ed. Lottery Rev.:
Series 2000 A, 5.75% 7/1/11 (FGIC Insured)	1,000,000	1,134,220
Series 2002 A, 5.375% 7/1/15 (FGIC Insured)	5,360,000	5,951,476
Series A, 5.375% 7/1/17 (FGIC Insured)	1,000,000	1,107,560
Series B:
6% 7/1/14 (FGIC Insured)	6,435,000	7,351,859
6% 7/1/15 (FGIC Insured)	3,000,000	3,424,140
Florida Board of Ed. Pub. Ed.:
Series 2000 A, 5.25% 6/1/24	2,400,000	2,529,600
Series A:
5.125% 6/1/30	1,360,000	1,390,559
5.625% 6/1/14	1,000,000	1,117,710
Florida Dept. of Corrections Ctfs. of Prtn. (Okeechobee Correctional Institution Proj.) 5% 3/1/11 (AMBAC Insured)	2,735,000	2,992,063
Florida Dept. of Envir. Protection Preservation Rev. Series A, 5.375% 7/1/17 (MBIA Insured)	6,000,000	6,624,540
Florida Gen. Oblig. 5.375% 7/1/15 (MBIA Insured)	2,110,000	2,350,202
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875% 10/1/22 (Escrowed to Maturity) (d)	$ 3,000,000	$ 3,891,330
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.):
5.5% 10/1/18 (AMBAC Insured)	1,350,000	1,518,642
5.5% 10/1/19 (AMBAC Insured)	2,430,000	2,737,103
Florida Wtr. Poll. Cont. Fing. Corp. Rev. 5.25% 1/15/20	1,950,000	2,147,106
Gainesville Utils. Sys. Rev. Series A, 5.2% 10/1/22	3,270,000	3,425,848
Greater Orlando Aviation Auth. Arpt. Facilities Rev. 5.75% 10/1/09 (FGIC Insured) (c)	2,500,000	2,764,500
Gulf Breeze Rev.:
Series 1985 C, 5%, tender 12/1/12 (FGIC Insured) (b)	1,825,000	1,999,799
Series 1985 E:
4.625%, tender 12/1/05 (FGIC Insured) (b)	1,040,000	1,066,021
5%, tender 12/1/11 (FGIC Insured) (b)	1,330,000	1,458,013
5%, tender 12/1/13 (FGIC Insured) (b)	1,465,000	1,602,549
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2002 B, 5% 11/15/08	2,835,000	3,043,571
Series D, 6% 11/15/25	5,360,000	5,810,240
Hillsborough County Aviation Auth. Rev. (Tampa Int'l. Arpt. Proj.) Series B, 6% 10/1/17 (FGIC Insured)	5,880,000	6,888,126
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series A:
5% 10/1/07	1,300,000	1,368,133
5% 10/1/08	1,000,000	1,056,560
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 1999 A, 5.625% 8/15/19	5,000,000	5,044,350
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4.25%, tender 8/1/07 (b)(c)	2,110,000	2,147,642
5.1% 10/1/13	3,000,000	3,095,490
Hillsborough County School Board Ctfs. of Prtn. (Master Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured)	4,905,000	5,182,868
Hillsborough County School District Sales Tax Rev. 5.375% 10/1/16 (AMBAC Insured)	6,000,000	6,589,800
Jacksonville Economic Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (MBIA Insured)	5,870,000	6,235,055
Series C, 5.5% 11/15/36 (MBIA Insured)	10,000,000	10,621,900
Jacksonville Elec. Auth. Rev. Series 3A, 5.25% 10/1/31	3,900,000	3,934,515
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Jacksonville Excise Tax Rev. Series B:
5.5% 10/1/10 (FGIC Insured) (c)	$ 1,540,000	$ 1,706,043
5.5% 10/1/11 (FGIC Insured) (c)	2,730,000	3,001,198
Jacksonville Health Facilities Auth. Hosp. Rev. (Charity Obligated Group Proj.) Series A, 5.25% 8/15/08 (MBIA Insured)	3,720,000	3,997,847
Jacksonville Sales Tax Rev.:
5.25% 10/1/19 (MBIA Insured)	1,500,000	1,655,820
5.5% 10/1/18 (FGIC Insured)	1,000,000	1,150,020
Jupiter Wtr. Rev.:
5.375% 10/1/16 (AMBAC Insured)	1,040,000	1,146,995
5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,102,880
5.375% 10/1/18 (AMBAC Insured)	1,160,000	1,282,635
Kissimmee Util. Auth. Elec. Sys. Rev. 5.25% 10/1/16 (FSA Insured)	2,230,000	2,463,414
Lake County School Board Ctfs. of Prtn. 5.375% 7/1/18 (AMBAC Insured)	1,000,000	1,101,450
Lakeland Energy Sys. Rev. 5.5% 10/1/14 (MBIA Insured)	1,000,000	1,114,730
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) 6% 4/1/07 (MBIA Insured)	2,310,000	2,495,447
Lee County Indl. Dev. Auth. Util. Sys. Rev. (Bonita Springs Utils., Inc. Proj.) 5% 11/1/18 (MBIA Insured) (c)	1,015,000	1,076,154
Manatee County Port Auth. Port Rev. Series A:
5.25% 10/1/15 (MBIA Insured) (c)	1,035,000	1,119,715
5.25% 10/1/16 (MBIA Insured) (c)	1,090,000	1,181,495
5.25% 10/1/17 (MBIA Insured) (c)	1,145,000	1,237,917
5.25% 10/1/18 (MBIA Insured) (c)	1,205,000	1,298,592
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC Insured)	1,265,000	1,407,856
Melbourne Arpt. Rev.:
6.5% 10/1/05 (MBIA Insured) (c)	310,000	320,862
6.5% 10/1/06 (MBIA Insured) (c)	325,000	347,588
6.75% 10/1/07 (MBIA Insured) (c)	350,000	387,016
6.75% 10/1/08 (MBIA Insured) (c)	375,000	423,300
6.75% 10/1/09 (MBIA Insured) (c)	400,000	460,020
6.75% 10/1/10 (MBIA Insured) (c)	425,000	493,527
Melbourne Wtr. & Swr. Rev. Series B, 0% 10/1/24 (FGIC Insured)	2,750,000	1,032,928
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010,000	1,064,954
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Miami Beach Stormwater Rev.:
5.375% 9/1/30 (FGIC Insured)	$ 1,000,000	$ 1,039,290
5.75% 9/1/13 (FGIC Insured)	1,380,000	1,563,692
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000,000	6,405,240
Miami Gen. Oblig.:
(Homeland Defense/Neighborhood Cap. Impt. Projs.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	5,000,000	5,513,250
5.5% 1/1/19 (MBIA Insured)	2,370,000	2,611,716
Miami-Dade County Aviation Rev. Series C, 5.25% 10/1/12 (MBIA Insured) (c)	5,185,000	5,519,899
Miami-Dade County Edl. Facilities Auth. Rev.:
Series A, 5.75% 4/1/13 (AMBAC Insured)	2,500,000	2,812,150
5.75% 4/1/29 (AMBAC Insured)	6,520,000	7,152,962
Miami-Dade County Expressway Auth. 6% 7/1/13 (FGIC Insured)	1,200,000	1,372,296
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Childrens Hosp. Proj.) Series A, 5.5% 8/15/11 (AMBAC Insured)	3,000,000	3,366,840
Miami-Dade County School Board Ctfs. of Prtn.:
Series A:
5.75% 10/1/12 (Pre-Refunded to 10/1/09 @ 100) (d)	2,530,000	2,858,622
5.75% 10/1/13 (Pre-Refunded to 10/1/09 @ 100) (d)	2,030,000	2,293,677
5.75% 10/1/14 (Pre-Refunded to 10/1/09 @ 100) (d)	2,000,000	2,259,780
5%, tender 5/1/11 (MBIA Insured) (b)	8,000,000	8,650,160
5.25% 10/1/16 (FGIC Insured)	5,925,000	6,536,816
5.25% 10/1/17 (FGIC Insured)	1,000,000	1,105,840
Miami-Dade County School District 5.375% 8/1/12 (FSA Insured)	1,785,000	2,006,840
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series A, 4.2%, tender 7/1/09 (b)	2,250,000	2,266,718
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.):
5.625% 11/15/32	4,000,000	4,189,240
6.375% 11/15/20	2,000,000	2,214,660
6.5% 11/15/30	2,500,000	2,729,700
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1999 D, 5.75% 10/1/11 (MBIA Insured)	4,200,000	4,703,370
Series A, 6.25% 10/1/18 (MBIA Insured)	4,500,000	5,407,200
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev. (Mtg. Backed Securities Prog.) 6.4% 10/1/14 (c)	$ 240,000	$ 245,755
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	3,000,000	2,110,860
5.25% 8/1/15 (AMBAC Insured)	8,000,000	8,813,120
5.5% 8/1/15 (MBIA Insured)	2,265,000	2,526,698
5.5% 8/1/16 (MBIA Insured)	2,175,000	2,427,844
Orange County Tourist Dev. Tax Rev.:
5.5% 10/1/22 (AMBAC Insured)	3,270,000	3,549,389
5.5% 10/1/31 (AMBAC Insured)	8,485,000	9,054,513
Orlando Utils. Commission Wtr. & Elec. Rev.:
Series C:
5.25% 10/1/21	1,630,000	1,772,544
5.25% 10/1/23	1,000,000	1,070,060
Sub Series D, 6.75% 10/1/17 (Escrowed to Maturity) (d)	7,410,000	9,147,571
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,102,880
Osceola County School Board Ctfs. of Prtn. Series C, 4.5% 6/1/06 (FGIC Insured) (a)	1,390,000	1,423,986
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (FGIC Insured)	1,150,000	1,291,163
Palm Beach County Gen. Oblig. (Land Acquisition Proj.) Series A, 5.5% 6/1/15	1,000,000	1,109,130
Palm Beach County School Board Ctfs. of Prtn.:
Series A:
5.375% 8/1/14 (FSA Insured)	2,060,000	2,285,343
5.375% 8/1/17 (FSA Insured)	1,315,000	1,447,802
5.5% 8/1/19 (AMBAC Insured)	1,000,000	1,104,450
5.5% 8/1/21 (AMBAC Insured)	2,500,000	2,750,275
Series D:
5.25% 8/1/17 (FSA Insured)	2,000,000	2,198,060
5.25% 8/1/19 (FSA Insured)	1,500,000	1,643,310
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (c)	2,400,000	2,628,696
6% 4/1/10 (AMBAC Insured) (c)	5,770,000	6,462,285
6% 4/1/11 (AMBAC Insured) (c)	5,000,000	5,646,200
Pensacola Arpt. Rev. Series A, 6.125% 10/1/18 (MBIA Insured) (c)	1,500,000	1,645,650
Pinellas County Health Facilities Auth. Rev. (Baycare Health Sys. Proj.) 5.5% 11/15/33	3,670,000	3,777,274
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	$ 3,000,000	$ 3,318,480
Polk County Indl. Dev. Auth. Indl. Dev. Rev. (Winter Haven Hosp. Proj.) Series 2, 6.25% 9/1/15 (MBIA Insured)	1,310,000	1,327,868
Port Saint Lucie Local Option Gas Tax Rev. 5% 9/1/14 (FGIC Insured)	1,430,000	1,545,515
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
5.5% 11/15/17 (AMBAC Insured)	1,225,000	1,372,061
5.5% 11/15/18 (AMBAC Insured)	1,000,000	1,113,510
Seminole County School Board Ctfs. of Prtn. Series A:
5% 7/1/10 (MBIA Insured) (a)	1,380,000	1,478,228
5% 7/1/14 (MBIA Insured) (a)	1,675,000	1,803,221
South Broward Hosp. District Rev.:
5.6% 5/1/27 (MBIA Insured)	1,920,000	2,094,739
5.625% 5/1/32 (MBIA Insured)	2,600,000	2,813,148
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985,000	1,272,324
Tampa Rev. (Catholic Health East Proj.) Series A1:
4.7% 11/15/10 (MBIA Insured)	1,500,000	1,605,825
5.5% 11/15/08 (MBIA Insured)	500,000	550,730
5.5% 11/15/12 (MBIA Insured)	1,000,000	1,125,910
Tampa Sales Tax Rev.:
Series 2001 A:
5.375% 10/1/18 (AMBAC Insured)	2,465,000	2,720,177
5.375% 10/1/19 (AMBAC Insured)	2,650,000	2,915,928
Series A, 5.375% 10/1/15 (AMBAC Insured)	2,150,000	2,361,668
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001, 2.8%, tender 10/1/08, LOC Suntrust Banks of Florida, Inc. (b)	3,000,000	2,976,240
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/11 (FSA Insured) (a)	3,005,000	3,238,248
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000,000	1,089,730
		483,203,205
Puerto Rico - 2.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,400,000	2,621,448
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2000 C, 6% 7/1/29	3,000,000	3,289,710
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	$ 5,060,000	$ 5,492,883
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured) (a)	900,000	1,008,207
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23 (FSA Insured)	1,750,000	1,897,770
		14,310,018
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $474,231,363)	497,513,223
NET OTHER ASSETS - 1.5%	7,424,984
NET ASSETS - 100%	$ 504,938,207
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	23.0%
Health Care	16.3%
Special Tax	14.7%
Transportation	10.2%
Water & Sewer	7.3%
Escrowed/Pre-Refunded	6.9%
Lease Revenue	6.4%
Others* (individually less than 5%)	15.2%
100.0%
*Includes cash equivalents and net other assets
Income Tax Information
The fund hereby designates approximately $8,858,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Florida Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets
Investment in securities, at value (cost $474,231,363) - See accompanying schedule		$ 497,513,223
Cash		13,639,095
Receivable for fund shares sold		32,563
Interest receivable		5,678,056
Prepaid expenses		2,089
Other receivables		6,638
Total assets		516,871,664

Liabilities
Payable for investments purchased Regular delivery	$ 1,396,300
Delayed delivery	9,034,862
Payable for fund shares redeemed	655,981
Distributions payable	612,317
Accrued management fee	156,981
Other affiliated payables	39,610
Other payables and accrued expenses	37,406
Total liabilities		11,933,457

Net Assets		$ 504,938,207
Net Assets consist of:
Paid in capital		$ 479,566,484
Undistributed net investment income		304,425
Accumulated undistributed net realized gain (loss) on investments		1,785,438
Net unrealized appreciation (depreciation) on investments		23,281,860
Net Assets, for 43,331,740 shares outstanding		$ 504,938,207
Net Asset Value, offering price and redemption price per share ($504,938,207 ÷ 43,331,740 shares)		$ 11.65

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan Florida Municipal Income Fund
Financial Statements - continued

Statement of Operations

Year ended November 30, 2004

Investment Income
Interest		$ 23,091,122

Expenses
Management fee	$ 1,951,700
Transfer agent fees	342,046
Accounting fees and expenses	133,344
Non-interested trustees' compensation	2,805
Custodian fees and expenses	10,474
Registration fees	24,354
Audit	41,610
Legal	7,484
Miscellaneous	11,603
Total expenses before reductions	2,525,420
Expense reductions	(25,111)	2,500,309
Net investment income		20,590,813
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	1,675,911
Swap agreements	219,000
Total net realized gain (loss)		1,894,911
Change in net unrealized appreciation (depreciation) on investment securities		(2,687,499)
Net gain (loss)		(792,588)
Net increase (decrease) in net assets resulting from operations		$ 19,798,225

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2004	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 20,590,813	$ 23,588,595
Net realized gain (loss)	1,894,911	9,523,474
Change in net unrealized appreciation (depreciation)	(2,687,499)	1,706,550
Net increase (decrease) in net assets resulting from operations	19,798,225	34,818,619
Distributions to shareholders from net investment income	(20,814,218)	(23,876,924)
Distributions to shareholders from net realized gain	(8,261,770)	(3,901,069)
Total distributions	(29,075,988)	(27,777,993)
Share transactions Proceeds from sales of shares	105,574,499	176,468,714
Reinvestment of distributions	18,506,466	17,090,895
Cost of shares redeemed	(160,741,128)	(202,472,235)
Net increase (decrease) in net assets resulting from share transactions	(36,660,163)	(8,912,626)
Redemption fees	11,803	16,114
Total increase (decrease) in net assets	(45,926,123)	(1,855,886)

Net Assets
Beginning of period	550,864,330	552,720,216
End of period (including undistributed net investment income of $304,425 and undistributed net investment income of $597,897, respectively)	$ 504,938,207	$ 550,864,330
Other Information Shares
Sold	9,010,161	14,946,059
Issued in reinvestment of distributions	1,584,499	1,447,877
Redeemed	(13,802,534)	(17,203,275)
Net increase (decrease)	(3,207,874)	(809,339)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.84	$ 11.67	$ 11.51	$ 11.10	$ 10.88
Income from Investment Operations
Net investment incomeB	.464	.479	.506D	.547	.535
Net realized and unrealized gain (loss)	(.010)	.253	.163D	.393	.246
Total from investment operations	.454	.732	.669	.940	.781
Distributions from net investment income	(.469)	(.484)	(.510)	(.528)	(.535)
Distributions from net realized gain	(.175)	(.078)	-	(.002)	(.025)
Distributions in excess of net realized gain	-	-	-	-	(.003)
Total distributions	(.644)	(.562)	(.510)	(.530)	(.563)
Redemption fees added to paid in capitalB	-E	-E	.001	-E	.002
Net asset value, end of period	$ 11.65	$ 11.84	$ 11.67	$ 11.51	$ 11.10
Total ReturnA	3.95%	6.40%	5.93%	8.60%	7.44%
Ratios to Average Net AssetsC
Expenses before expense reductions	.49%	.49%	.49%	.49%	.51%
Expenses net of voluntary waivers, if any	.49%	.49%	.49%	.49%	.51%
Expenses net of all reductions	.48%	.48%	.47%	.40%	.49%
Net investment income	3.96%	4.05%	4.35%D	4.78%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 504,938	$ 550,864	$ 552,720	$ 510,762	$ 414,076
Portfolio turnover rate	24%	33%	26%	12%	30%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

D Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Florida Municipal Money Market Fund

Investment Changes/Performance

Maturity Diversification
Days	% of fund's investments 11/30/04	% of fund's investments 5/31/04	% of fund's investments 11/30/03
0 - 30	85.7	81.0	73.0
31 - 90	2.3	13.4	16.6
91 - 180	8.4	4.7	3.8
181 - 397	3.6	0.9	6.6
Weighted Average Maturity
	11/30/04	5/31/04	11/30/03
Fidelity Florida Municipal Money Market Fund	24 Days	22 Days	35 Days
Florida Tax-Free Money Market Funds Average*	34 Days	33 Days	45 Days
Asset Allocation (% of fund's net assets)
As of November 30, 2004	As of May 31, 2004
Variable Rate Demand Notes (VRDNs) 80.0%	Variable Rate Demand Notes (VRDNs) 75.5%
Commercial Paper (including CP Mode) 12.3%	Commercial Paper (including CP Mode) 13.0%
Tender Bonds 1.7%	Tender Bonds 3.7%
Municipal Notes 2.8%	Municipal Notes 3.2%
Other Investments 0.3%	Other Investments 4.3%
Net Other Assets 2.9%	Net Other Assets 0.3%

Current and Historical Seven-Day Yields

	11/29/04	8/30/04	5/31/04	3/1/04	12/1/03
Fidelity Florida Municipal Money Market Fund	1.24%	0.87%	0.64%	0.52%	0.65%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity Florida Municipal Money Market Fund

Investments November 30, 2004

Showing Percentage of Net Assets

Municipal Securities - 97.1%
	Principal Amount	Value (Note 1)
Alaska - 0.5%
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 2061, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 3,210,000	$ 3,210,000
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 C, 1.8%, tender 6/1/05 (a)	4,100,000	4,100,000
		7,310,000
Arizona - 0.3%
Phoenix Arpt. Rev. 1.82% 12/10/04, LOC Bank of America NA, CP (b)	2,400,000	2,400,000
Phoenix Indl. Dev. Auth. Rev. (Laura Dozer Ctr. Proj.) 1.83%, LOC JPMorgan Chase Bank, VRDN (a)	1,555,000	1,555,000
		3,955,000
Arkansas - 0.2%
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Floaters 01 708, 1.8% (Liquidity Facility Morgan Stanley) (a)(b)(c)	2,600,000	2,600,000
California - 1.7%
California Gen. Oblig. RAN 3% 6/30/05	14,500,000	14,604,733
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN:
Series MT 22, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,000,000	4,000,000
Series MT 7, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,395,000	3,395,000
Series PT 998, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,500,000	1,500,000
		23,499,733
Connecticut - 0.6%
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 38, 1.72% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	9,040,000	9,040,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 1.98%, VRDN (a)(b)	1,500,000	1,500,000
Series 1999 B, 1.97%, VRDN (a)(b)	900,000	900,000
		2,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
District Of Columbia - 0.5%
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.82% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	$ 720,000	$ 720,000
Metropolitan Washington Arpts. Auth. Sys. Rev. Participating VRDN Series PT 689, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,870,000	5,870,000
		6,590,000
Florida - 76.7%
Brevard County Hsg. Fin. Auth. (Wickham Club Apts. Proj.) Series A, 1.75%, LOC Southtrust Bank NA, VRDN (a)(b)	3,800,000	3,800,000
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev. Participating VRDN Series PT 1377, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,990,000	4,990,000
Broward County Arpt. Sys. Rev. Participating VRDN:
Series PT 2415, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,295,000	5,295,000
Series Stars 93, 1.76% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	3,440,000	3,440,000
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pembroke Village Apts. Proj.) 1.72%, LOC ABN-AMRO Bank NV, LOC Wachovia Bank NA, VRDN (a)	7,000,000	7,000,000
(Pier Club Apts. Proj.) 1.7%, LOC ABN-AMRO Bank NV, LOC Wachovia Bank NA, VRDN (a)	10,000,000	10,000,000
(Pinnacle Village Apts. Proj.) 1.75%, LOC Citibank NA, VRDN (a)(b)	9,200,000	9,200,000
Broward County Gen. Oblig. Participating VRDN:
Series Merlots 04 B9, 1.74% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,700,000	5,700,000
Series PT 2138, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,045,000	7,045,000
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A27, 1.79% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,870,000	1,870,000
Series PT 589, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,000,000	2,000,000
Broward County Indl. Dev. Rev. (Fast Real Estate Partners Ltd. Proj.) 1.74%, LOC Suntrust Bank, VRDN (a)(b)	1,400,000	1,400,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 1998, 1.74% (AMBAC Insured), VRDN (a)(b)	4,400,000	4,400,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 1.75%, LOC Key Bank NA, VRDN (a)(b)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series 2000 O, 1.82% (Liquidity Facility Bank of America NA) (a)(b)(c)	$ 4,975,000	$ 4,975,000
Clipper Tax-Exempt Trust Participating VRDN Series 2004 1, 1.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	14,067,000	14,067,000
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) 1.74%, LOC Bank of America NA, VRDN (a)(b)	1,000,000	1,000,000
Collier County Hsg. Fin. Auth. Multi-family Rev. (Sawgrass Pines Apts. Proj.) 1.73%, LOC Fannie Mae, VRDN (a)(b)	6,800,000	6,800,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 1.7%, VRDN (a)	6,235,000	6,235,000
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 1.8% (Monumental Life Ins. Co. Guaranteed), VRDN (a)(b)	28,475,000	28,475,001
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series BA 01 C, 1.79% (Liquidity Facility Bank of America NA) (a)(b)(c)	1,835,000	1,835,000
Series PT 519, 1.75% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	2,080,000	2,080,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.82% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	4,660,000	4,660,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 0901, 1.72% (Liquidity Facility Citibank NA, New York) (a)(c)	6,100,000	6,100,000
Series EGL 00 0902, 1.72% (Liquidity Facility Citibank NA, New York) (a)(c)	5,000,000	5,000,000
Series EGL 01 0902, 1.72% (Liquidity Facility Citibank NA, New York) (a)(c)	23,360,000	23,360,000
Series EGL 030025, 1.72% (Liquidity Facility Citibank NA, New York) (a)(c)	4,900,000	4,900,000
Series EGL 04 1007 Class A, 1.72% (Liquidity Facility Citibank NA) (a)(c)	3,875,000	3,875,000
Series Putters 137, 1.71% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	16,090,000	16,090,000
Series SGA 03 138, 1.69% (Liquidity Facility Societe Generale) (a)(c)	3,090,000	3,090,000
Series SGA 03 139, 1.69% (Liquidity Facility Societe Generale) (a)(c)	9,455,000	9,455,000
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 01 0906, 1.72% (Liquidity Facility Citibank NA, New York) (a)(c)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Board of Ed. Lottery Rev. Participating VRDN: - continued
Series ROC II R4521, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	$ 2,490,000	$ 2,490,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series ROC II R6037, 1.72% (Liquidity Facility Citibank NA) (a)(c)	3,330,000	3,330,000
Florida Correctional Privatization Communications Participating VRDN Series ROC II R2097, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,215,000	5,215,000
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series MS 01 634, 1.71% (Liquidity Facility Morgan Stanley) (a)(c)	3,950,000	3,950,000
Florida Dev. Fin. Corp. Indl. Dev.:
(Axon Circuit, Inc. Proj.) Series 2003 B1, 1.85%, LOC Suntrust Bank, VRDN (a)(b)	1,240,000	1,240,000
(Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 1.85%, LOC Wachovia Bank NA, VRDN (a)(b)	2,000,000	2,000,000
(The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3, 2%, LOC Wachovia Bank NA, VRDN (a)(b)	800,000	800,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Participating VRDN Series MS 00 317, 1.71% (Liquidity Facility Morgan Stanley) (a)(c)	1,100,000	1,100,000
Florida Gen. Oblig. Participating VRDN Series MS 98 117, 1.71% (Liquidity Facility Morgan Stanley) (a)(c)	2,245,000	2,245,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 1.73%, LOC Fannie Mae, VRDN (a)(b)	7,500,000	7,500,000
(Bridgewater Club Proj.) Series L1, 1.69%, LOC Suntrust Bank, VRDN (a)(b)	4,110,000	4,110,000
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 1.69%, LOC Citibank NA, New York, VRDN (a)(b)	2,945,000	2,945,000
(Grande Court at North Port Apts. Proj.) Series 2004 E, 1.73%, LOC Fannie Mae, VRDN (a)(b)	6,100,000	6,100,000
(Northbridge Apts. Proj.) Series V1, 1.72%, LOC Bank of America NA, VRDN (a)(b)	24,020,000	24,020,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 1.69%, LOC Citibank NA, New York, VRDN (a)(b)	4,000,000	4,000,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series 2000 J, 1.79% (Liquidity Facility Bank of America NA) (a)(b)(c)	3,800,000	3,800,000
Series FRRI 12, 1.8% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	8,705,000	8,705,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
Series LB 04 L74J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	$ 8,325,000	$ 8,325,000
Series LB 04 L9, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	8,375,000	8,375,000
Series PT 451, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,785,000	1,785,000
(Riverside Apts. Proj.) Series 2000 1, 1.73%, LOC Bank of America NA, VRDN (a)(b)	5,900,000	5,900,000
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 1.77%, LOC Fannie Mae, VRDN (a)(b)	4,000,000	4,000,000
(Valencia Village Apts. Proj.) Series G, 1.72%, LOC Fannie Mae, VRDN (a)(b)	11,755,000	11,755,000
(Waterford Pointe Apts. Proj.) Series 2000 E1, 1.73%, LOC Fannie Mae, VRDN (a)(b)	8,155,000	8,155,000
Florida Local Govt. Fin. Auth. Rev.:
Series A:
1.8% 3/10/05, LOC Wachovia Bank NA, CP	5,851,000	5,851,000
1.85% 3/10/05, LOC Wachovia Bank NA, CP	11,470,000	11,470,000
1.87% 3/9/05, LOC Wachovia Bank NA, CP	14,014,000	14,014,000
1.9% 4/7/05, LOC Wachovia Bank NA, CP	10,000,000	10,000,000
1.91% 4/1/05, LOC Wachovia Bank NA, CP	4,560,000	4,560,000
Series B, 1.83% 3/10/05, LOC Wachovia Bank NA, CP (b)	1,399,000	1,399,000
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 1.72% (Liquidity Facility Societe Generale) (a)(c)	1,920,000	1,920,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series PA 535, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,595,000	9,595,000
Series PT 1981, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,995,000	4,995,000
Series PT 2319, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,195,000	5,195,000
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 1.75%, VRDN (a)	19,300,000	19,300,000
Highlands County Ind. Dev. Auth. (Amerikan LLC Proj.) 1.74%, LOC Suntrust Bank, VRDN (a)(b)	8,000,000	8,000,000
Hillsborough County Aviation Auth. Rev. Participating VRDN:
Series Merlots 03 A18, 1.79% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,570,000	3,570,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Hillsborough County Aviation Auth. Rev. Participating VRDN: - continued
Series Stars 108, 1.76% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	$ 4,050,000	$ 4,050,000
Series Stars 49, 1.76% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	5,470,000	5,470,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 1.74%, LOC Suntrust Bank, VRDN (a)(b)	7,300,000	7,300,000
(Lakewood Shores Apt. Proj.) Series 2000 A, 1.73%, LOC Bank of America NA, VRDN (a)(b)	5,600,000	5,600,000
(Mobley Park Apts. Proj.) Series A, 1.74%, LOC Freddie Mac, VRDN (a)(b)	8,000,000	8,000,000
(Morgan Creek Apts. Proj.) 1.73%, LOC Fannie Mae, VRDN (a)(b)	12,700,000	12,700,000
(Royal Palm Key Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (a)(b)	1,600,000	1,600,000
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
Participating VRDN Series MT 8, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	12,700,000	12,700,000
(Vigo Importing Co. Proj.):
1.79%, LOC Bank of America NA, VRDN (a)(b)	185,000	185,000
1.87%, LOC Bank of America NA, VRDN (a)(b)	700,000	700,000
Hollywood Wtr. & Swr. Rev. Participating VRDN Series ROC II R4055, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,765,000	2,765,000
Indian River County Hosp. District Hosp. Rev.:
Bonds (Indian River Memorial Hosp. Proj.) Series 1989, 1.7% tender 12/15/04, LOC Wachovia Bank NA, CP mode	1,000,000	1,000,000
Series 1985, 1.78%, LOC Wachovia Bank NA, VRDN (a)	12,700,000	12,700,000
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 1.74%, LOC Bank of America NA, VRDN (a)(b)	3,675,000	3,675,000
Jacksonville Elec. Auth. Rev.:
Bonds Series 2000 F, 1.89% tender 3/3/05 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	13,000,000	13,000,000
Participating VRDN:
Series Merlots 00 FF, 1.74% (Liquidity Facility Wachovia Bank NA) (a)(c)	6,340,000	6,340,000
Series MS 98 127, 1.72% (Liquidity Facility Morgan Stanley) (a)(c)	1,995,000	1,995,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 1.72% (Liquidity Facility Citibank NA) (a)(c)	6,800,000	6,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Jacksonville Poll. Cont. Rev.:
Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992:
1.7% tender 12/9/04, CP mode	$ 13,050,000	$ 13,050,000
1.78% tender 3/4/05, CP mode	3,800,000	3,800,000
Series 1994, 1.7% tender 12/9/04, CP mode	3,400,000	3,400,000
(Florida Pwr. & Lt. Co. Proj.) 1.7%, VRDN (a)	5,925,000	5,925,000
Lake County Indl. Dev. Auth. Rev. (U.S. Nutraceuticals LLC Proj.) Series 2001, 1.85%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	1,800,000	1,800,000
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96 0901, 1.83% (Liquidity Facility Citibank NA, New York) (a)(c)	5,600,000	5,600,000
Lakeland Wtr. & Wastewtr. Rev. Participating VRDN Series Putters 481, 1.71% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995,000	4,995,000
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 1.8% (Liquidity Facility Morgan Stanley) (a)(b)(c)	6,995,000	6,995,000
Series MS 01 811, 1.76% (Liquidity Facility Morgan Stanley) (a)(b)(c)	3,000,000	3,000,000
Series ROC II R14, 1.76% (Liquidity Facility Citibank NA) (a)(b)(c)	6,870,000	6,870,000
Lee County Cap. Rev. Participating VRDN Series MS 957, 1.71% (Liquidity Facility Morgan Stanley) (a)(c)	7,565,000	7,565,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 C, 1.7% (Liquidity Facility Suntrust Bank), VRDN (a)	20,000,000	20,000,000
Series 1985 D, 1.7% (Liquidity Facility Suntrust Bank), VRDN (a)	4,000,000	4,000,000
Liberty County Indl. Dev. Rev. (Georgia-Pacific Corp. Proj.) 1.74%, LOC Bank of America NA, VRDN (a)(b)	12,700,000	12,700,000
Manatee County Hsg. Fin. Auth. Mtg. Rev. Participating VRDN Series PT 2072, 1.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,385,000	4,385,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Centre Court Apts. Proj.) Series 2000 A, 1.73%, LOC Suntrust Bank, VRDN (a)(b)	3,755,000	3,755,000
Miami-Dade County Aviation Rev. Participating VRDN:
Series 2003 L22J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,500,000	4,500,000
Series LB 04 L72J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	25,800,000	25,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Miami-Dade County Expressway Auth. Participating VRDN Series Putters 01 160, 1.71% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 7,995,000	$ 7,995,000
Miami-Dade County Gen. Oblig. Series A, 1.8% 3/11/05, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (b)	4,523,000	4,523,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 1.71% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,775,000	6,775,000
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00 HHH, 2.17%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA) (a)(b)(c)(d)	6,915,000	6,915,000
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apartments, 183rd Street Apartments & 187th Street Apartments Proj.) Series 2003 3, 1.73%, LOC Citibank NA, VRDN (a)(b)	9,000,000	9,000,000
Miami-Dade County Indl. Dev. Auth. Rev.:
(Badia Spices, Inc. Proj.) 1.74%, LOC Bank of America NA, VRDN (a)(b)	3,800,000	3,800,000
(Cigarette Boats Racing Team Proj.) 1.74%, LOC Bank of America NA, VRDN (a)(b)	2,620,000	2,620,000
(Tarmac America Proj.) 1.74%, LOC Bank of America NA, VRDN (a)(b)	3,200,000	3,200,000
Miami-Dade County Pub. Svc. Tax Rev. Participating VRDN Series MSTC 02 9043, 1.72% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	6,800,000	6,800,000
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN:
Series LB 04 L29, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,335,000	6,335,000
Series Putters 534, 1.71% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,195,000	3,195,000
Series ROC II R4022, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,210,000	4,210,000
Miami-Dade County School District TAN 2.75% 6/28/05	23,500,000	23,638,646
Ocean Hwy. & Port Auth. Rev. Series 1990, 1.73%, LOC Wachovia Bank NA, VRDN (a)(b)	3,500,000	3,500,000
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series 1992, 1.78%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,200,000	2,200,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 919, 1.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,485,000	5,485,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Orange County Hsg. Fin. Auth. Multi-family Rev. (Osprey Ridge Apts. Proj.) Series 2000 H, 1.73%, LOC Fannie Mae, VRDN (a)(b)	$ 4,760,000	$ 4,760,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 1.79%, LOC Nat'l. City Bank, VRDN (a)(b)	3,200,000	3,200,000
Orlando Utils. Commission Util. Sys. Rev. Participating VRDN Series EGL 04 1015 Class A, 1.72% (Liquidity Facility Citibank NA) (a)(c)	4,260,000	4,260,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.73%, LOC Fannie Mae, VRDN (a)(b)	4,000,000	4,000,000
Palm Beach Co. Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 1.74%, LOC Bank of America NA, VRDN (a)	4,500,000	4,500,000
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (a)(b)	16,800,000	16,800,000
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN:
Series ROC II R297, 1.72% (Liquidity Facility Citibank NA) (a)(c)	6,300,000	6,300,000
Series ROC II R5035, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,625,000	5,625,000
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 1.79%, LOC Bank of America NA, VRDN (a)(b)	2,695,000	2,695,000
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Participating VRDN:
Series FRRI 03 L10J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,675,000	4,675,000
Series PT 352, 1.75% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	2,140,000	2,140,000
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN:
Series CDC 04 4 Class A, 1.77% (Liquidity Facility CDC Fin.-CDC Ixis) (a)(b)(c)	6,665,000	6,665,000
Series MT 9, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,250,000	6,250,000
Series PT 2239, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	11,360,000	11,360,000
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 1.74%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	2,100,000	2,100,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.73%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Putnam County Dev. Auth. Poll. Cont. Rev.:
Bonds (Seminole Elec. Coop., Inc. Proj.) Series 1984 D, 1.4%, tender 12/15/04 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)	$ 12,900,000	$ 12,900,000
(Seminole Elec. Coop., Inc. Proj.):
Series 1984 H1, 1.9% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	14,465,000	14,465,000
Series 1984 H2, 1.9% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	10,565,000	10,565,000
Series 1984 S, 1.9% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	4,540,000	4,540,000
Reedy Creek Impt. District Utils. Rev. Participating VRDN:
Series MS 986, 1.69% (Liquidity Facility Morgan Stanley) (a)(c)	5,715,000	5,715,000
Series ROC II R4027, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,915,000	6,915,000
Saint Johns Co. Hsg. Fin. Auth. Multifamily Hsg. Rev. (Summerset Village Proj.) 1.75%, LOC Suntrust Bank, VRDN (a)(b)	5,740,000	5,740,000
Saint Johns County Sales Tax Rev. Participating VRDN Series ROC II R 2142, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,390,000	5,390,000
Saint Lucie County Solid Waste Disp. (Florida Pwr. & Lt. Co. Proj.) Series 2003, 1.73%, VRDN (a)(b)	6,900,000	6,900,000
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C, 1.74%, LOC Suntrust Bank, VRDN (a)(b)	500,000	500,000
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1985 B, 1.82% tender 3/11/05, LOC Wachovia Bank NA, CP mode	3,900,000	3,900,000
Sarasota County Util. Sys. Rev. Participating VRDN Series PT 1559, 1.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,000,000	3,000,000
Seminole County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R4537, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,725,000	5,725,000
Sumter County Indl. Auth. Rev. (Villages Tri-County Med. Ctr. Proj.) Series 2001, 1.78%, LOC Suntrust Bank, VRDN (a)	3,435,000	3,435,000
Sunshine State Govt. Fing. Commission Rev.:
Series 2001 G, 1.88% 3/10/05 (FGIC Insured), CP (b)	13,700,000	13,700,000
Series A, 1.78% 3/4/05 (AMBAC Insured) (FGIC Insured), CP	13,357,000	13,357,000
Series G:
1.75% 2/10/05 (FGIC Insured), CP	16,235,000	16,235,000
1.84% 3/11/05 (FGIC Insured), CP (b)	13,000,000	13,000,000
1.9% 3/1/05 (FGIC Insured), CP	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 1.8%, LOC Wachovia Bank NA, VRDN (a)(b)	$ 4,720,000	$ 4,720,000
Tampa Bay Wtr. Util. Sys. Rev.:
Participating VRDN Series Merlots 01 A130, 1.74% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,935,000	9,935,000
1.74%, LOC Bank of America NA, VRDN (a)(b)	8,300,000	8,300,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (a)(b)	9,500,000	9,500,000
Volusia County Tourist Dev. Tax Rev. Participating VRDN Series MS 979, 1.71% (Liquidity Facility Morgan Stanley) (a)(c)	7,065,000	7,065,000
		1,068,594,647
Georgia - 1.5%
Atlanta Arpt. Rev. Participating VRDN:
Series MT 11, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,490,000	1,490,000
Series MT 43, 1.76% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	2,150,000	2,150,000
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series EGL 04 42A, 1.72% (Liquidity Facility Citibank NA) (a)(c)	4,700,000	4,700,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 B, 1.73%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	3,290,000	3,290,000
Forsyth County School District Participating VRDN Series CDC 04 6, 1.72% (Liquidity Facility CDC Fin.-CDC Ixis) (a)(c)	3,020,000	3,020,000
Georgia Muni. Elec. Auth. Bonds (Gen. Resolution Projs.) Series 1985 B, 1.8% tender 12/1/04, LOC JPMorgan Chase Bank, CP mode	4,500,000	4,500,000
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 1.81%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,300,000	1,300,000
		20,450,000
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Participating VRDN Series PA 1238, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,695,000	1,695,000
Hawaii Gen. Oblig. Participating VRDN:
Series ROC II R 6035, 1.72% (Liquidity Facility Citibank NA) (a)(c)	1,900,000	1,900,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Hawaii - continued
Hawaii Gen. Oblig. Participating VRDN: - continued
Series ROC II R 6504, 1.72% (Liquidity Facility Citibank NA) (a)(c)	$ 2,090,000	$ 2,090,000
Honolulu City & County Gen. Oblig. Participating VRDN Series ROC II R5025, 1.72% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,660,000	2,660,000
		8,345,000
Illinois - 1.0%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 1.78%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,500,000	1,500,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 1.73%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,850,000	3,850,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series PT 1993, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,080,000	1,080,000
Series PT 980, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,335,000	1,335,000
Series ROC II R70, 1.76% (Liquidity Facility Citibank NA) (a)(b)(c)	2,100,000	2,100,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev. (Camcraft Proj.) Series 1993, 1.9%, LOC JPMorgan Chase Bank, VRDN (a)(b)	100,000	100,000
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series ROC II R 310, 1.8% (Liquidity Facility Citibank NA) (a)(c)	4,030,000	4,030,000
		13,995,000
Indiana - 0.1%
Indianapolis Econ. Dev. Rev.:
(EPI Printers, Inc. Proj.) Series 1995, 1.8%, LOC Comerica Bank, Detroit, VRDN (a)(b)	235,000	235,000
(US LLC Proj.) Series 1996, 1.83%, LOC JPMorgan Chase Bank, VRDN (a)(b)	215,000	215,000
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.) 1.85%, LOC JPMorgan Chase Bank, VRDN (a)(b)	490,000	490,000
		940,000
Kentucky - 0.9%
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series FRRI 02 L15, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,000,000	5,000,000
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 863, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	160,000	160,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Kentucky - continued
Kentucky Property & Bldgs. Commission Revs. Participating VRDN Series EGL 04 2, 1.72% (Liquidity Facility Citibank NA) (a)(c)	$ 3,000,000	$ 3,000,000
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.73% tender 12/9/04, CP mode	4,800,000	4,800,000
		12,960,000
Louisiana - 1.1%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN Series MS 973, 1.75% (Liquidity Facility Morgan Stanley) (a)(b)(c)	3,900,000	3,900,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series MS 01 694, 1.8% (Liquidity Facility Morgan Stanley) (a)(b)(c)	2,795,000	2,795,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.9% tender 12/15/04, CP mode	1,300,000	1,300,000
(Dow Chemical Co. Proj.):
Series 1993, 1.87%, VRDN (a)(b)	3,800,000	3,800,000
Series 1994 B, 1.78%, VRDN (a)	2,000,000	2,000,000
Series 1995, 1.87%, VRDN (a)(b)	1,250,000	1,250,000
		15,045,000
Maryland - 0.2%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 1.73% tender 12/3/04, LOC Wachovia Bank NA, CP mode (b)	2,700,000	2,700,000
Michigan - 0.0%
Michigan Strategic Fund Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1988 A, 2.2%, VRDN (a)	630,000	630,000
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series PT 727, 1.76% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	1,700,000	1,700,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series PA 1256, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,640,000	1,640,000
		3,340,000
Mississippi - 0.2%
Mississippi Home Corp. Single Family Rev. Participating VRDN Series PT 1446, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,700,000	2,700,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Missouri - 0.9%
Curators of the Univ. of Missouri Participating VRDN Series LB 04 L44, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	$ 8,975,000	$ 8,975,000
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 C, 1.76%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	4,050,000	4,050,000
		13,025,000
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series Merlots 00 UU, 1.79% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,455,000	1,455,000
Nevada - 0.4%
Clark County Arpt. Rev. Participating VRDN Series Putters 498, 1.74% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(b)(c)	1,700,000	1,700,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series A, 1.73%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	3,750,000	3,750,000
Nevada Director of Dept. Commerce Indl. Dev. Rev. (Primex Corp. Proj.) 1.83%, LOC JPMorgan Chase Bank, VRDN (a)(b)	785,000	785,000
		6,235,000
New Hampshire - 0.2%
Clipper Tax-Exempt Trust Participating VRDN Series 2003 4, 1.78% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	2,112,000	2,112,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 01 A82, 1.79% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,430,000	1,430,000
		3,542,000
Non State Specific - 0.4%
Clipper Tax-Exempt Trust Participating VRDN:
Series 2003 1, 1.87% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	860,000	860,000
Series 2003 10, 1.87% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	2,473,530	2,473,530
Series 2003 13, 1.79% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,000,000	1,000,000
Series 2003 3, 1.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,202,000	1,202,000
		5,535,530
Municipal Securities - continued
	Principal Amount	Value (Note 1)
North Carolina - 0.3%
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series FRRI 03 L17, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	$ 2,295,000	$ 2,295,000
Series LB 03 L44J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,000,000	2,000,000
		4,295,000
North Dakota - 0.1%
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 1.78%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,300,000	1,300,000
Ohio - 0.4%
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1998, 1.73%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,225,000	3,225,000
Series 1999, 1.73%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,000,000	2,000,000
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 1.83%, LOC JPMorgan Chase Bank, VRDN (a)(b)	690,000	690,000
		5,915,000
Oklahoma - 1.1%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series LB 03 L29J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,990,000	3,990,000
Oklahoma Student Ln. Auth. Rev. Series 2003 A2, 1.73% (MBIA Insured), VRDN (a)(b)	9,700,000	9,700,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 582, 1.79% (Liquidity Facility Morgan Stanley) (a)(b)(c)	1,317,000	1,317,000
		15,007,000
Oregon - 0.2%
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 1.78%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	2,400,000	2,400,000
Pennsylvania - 0.7%
Allegheny County Arpt. Rev. Bonds (Pittsburgh Int'l. Arpt. Proj.) 5.5% 1/1/05 (MBIA Insured) (b)	4,400,000	4,413,987
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 1.68%, VRDN (a)	$ 3,600,000	$ 3,600,000
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 1.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,505,000	1,505,000
		9,518,987
South Carolina - 0.5%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 1.81%, VRDN (a)	1,100,000	1,100,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 B, 1.76%, LOC Wachovia Bank NA, VRDN (a)(b)	1,200,000	1,200,000
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.15% tender 2/8/05, CP mode	4,600,000	4,600,000
		6,900,000
South Dakota - 0.4%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series LB 04 L34J, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,255,000	2,255,000
Series LB 04 L67 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,745,000	3,745,000
		6,000,000
Tennessee - 0.7%
Maury County Indl. Dev. Board Wtr. Facility Rev. (Saturn Corp. Proj.) Series 1987, 2.25%, VRDN (a)(b)	1,700,000	1,700,000
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series LB 04 L7, 1.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,725,000	2,725,000
Series LB L32J, 1.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,705,000	4,705,000
		9,130,000
Texas - 2.4%
Bell County Indl. Dev. Corp. Indl. Dev. Rev. (Metal Sales Manufacturing Corp. Proj.) 1.81%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	280,000	280,000
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.):
1.75%, LOC Cr. Suisse First Boston Bank, VRDN (a)(b)	1,400,000	1,400,000
1.75%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,100,000	1,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 1.72%, LOC Fannie Mae, VRDN (a)(b)	$ 3,000,000	$ 3,000,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 00 II, 1.79% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,200,000	3,200,000
Series Merlots 03 A34, 1.79% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,600,000	1,600,000
Series PT 2156, 1.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,620,000	2,620,000
Series Putters 351, 1.74% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500,000	2,500,000
Series Putters 353, 1.74% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,650,000	1,650,000
Series Putters 604, 1.74% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)(c)	2,170,000	2,170,000
Series ROC II 251, 1.76% (Liquidity Facility Citibank NA) (a)(b)(c)	2,525,000	2,525,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.74%, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,500,000	4,500,000
San Antonio Arpt. Sys. Rev. Participating VRDN Series Stars 107, 1.76% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	4,350,000	4,350,000
Texas Gen. Oblig.:
Participating VRDN Series LB 04 L66, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	1,300,000	1,300,000
(Veterans Hsg. Assistance Prog.) Series A, 1.75% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	1,400,000	1,400,000
		33,595,000
Vermont - 0.2%
Vermont Hsg. Fin. Agcy. Single Family Participating VRDN Series BA 02 I, 1.8% (Liquidity Facility Bank of America NA) (a)(b)(c)	2,710,000	2,710,000
Virginia - 0.5%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 1.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,300,000	1,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Virginia - continued
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1998, 1.9% tender 1/14/05, CP mode (b)	$ 1,200,000	$ 1,200,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1984, 1.95% tender 1/13/05, CP mode	4,000,000	4,000,000
		6,500,000
Washington - 0.2%
Port of Seattle Rev. Participating VRDN Series PT 1719, 1.78% (Liquidity Facility WestLB AG) (a)(b)(c)	3,090,000	3,090,000
Wisconsin - 0.9%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 1.83%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,270,000	1,270,000
Milwaukee County Gen. Oblig. Participating VRDN Series LB 04 L65, 1.75% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	1,800,000	1,800,000
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.78%, VRDN (a)	9,400,000	9,400,000
		12,470,000
TOTAL INVESTMENT PORTFOLIO - 97.1%		1,353,717,897
NET OTHER ASSETS - 2.9%		40,107,058
NET ASSETS - 100%		$ 1,393,824,955
Total Cost for Federal Income Tax Purposes $ 1,353,717,897
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,915,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Miami-Dade County Hsg. Fin. Auth. Bonds Series Merlots 00 HHH, 2.17%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA)	7/17/00 - 11/12/03	$ 6,915,000
Income Tax Information
The fund hereby designates approximately $16,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Florida Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

November 30, 2004

Assets
Investment in securities, at value (cost $1,353,717,897) - See accompanying schedule		$ 1,353,717,897
Cash		27,930,973
Receivable for investments sold		3,291,349
Receivable for fund shares sold		18,624,247
Interest receivable		3,814,413
Other receivables		25,327
Total assets		1,407,404,206

Liabilities
Payable for investments purchased	$ 3,600,000
Payable for fund shares redeemed	9,397,519
Distributions payable	18,704
Accrued management fee	561,682
Other affiliated payables	1,346
Total liabilities		13,579,251

Net Assets		$ 1,393,824,955
Net Assets consist of:
Paid in capital		$ 1,393,748,280
Undistributed net investment income		64,257
Accumulated undistributed net realized gain (loss) on investments		12,418
Net Assets, for 1,393,725,201 shares outstanding		$ 1,393,824,955
Net Asset Value, offering price and redemption price per share ($1,393,824,955 ÷ 1,393,725,201 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Florida Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Year ended November 30, 2004

Investment Income
Interest		$ 16,222,435

Expenses
Management fee	$ 6,549,076
Non-interested trustees' compensation	7,585
Total expenses before reductions	6,556,661
Expense reductions	(149,943)	6,406,718
Net investment income		9,815,717
Net realized gain (loss) on investment securities		12,418
Net increase in net assets resulting from operations		$ 9,828,135

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended November 30, 2004	Year ended November 30, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,815,717	$ 6,864,777
Net realized gain (loss)	12,418	21,349
Net increase in net assets resulting from operations	9,828,135	6,886,126
Distributions to shareholders from net investment income	(9,814,480)	(6,864,777)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,742,100,400	2,692,604,161
Reinvestment of distributions	9,653,318	6,714,708
Cost of shares redeemed	(3,320,390,700)	(2,524,605,870)
Net increase (decrease) in net assets and shares resulting from share transactions	431,363,018	174,712,999
Total increase (decrease) in net assets	431,376,673	174,734,348

Net Assets
Beginning of period	962,448,282	787,713,934
End of period (including undistributed net investment income of $64,257 and $0, respectively)	$ 1,393,824,955	$ 962,448,282

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended November 30,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.007	.007	.011	.027	.037
Distributions from net investment income	(.007)	(.007)	(.011)	(.027)	(.037)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA,B	.75%	.66%	1.14%	2.69%	3.75%
Ratios to Average Net AssetsC
Expenses before expense reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.49%	.49%	.46%	.45%	.48%
Net investment income	.75%	.67%	1.14%	2.77%	3.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,393,825	$ 962,448	$ 787,714	$ 556,295	$ 498,864

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2004

1. Significant Accounting Policies.

Spartan Florida Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Fidelity Florida Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Florida. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the income fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period for the money market fund.

Capital accounts within the income fund's financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and wash sales.

The funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost for the income fund as of period end were as follows:

Unrealized appreciation	$ 24,281,988
Unrealized depreciation	(538,308)
Net unrealized appreciation (depreciation)	23,743,680
Undistributed ordinary income	1,662,007
Undistributed long-term capital gain	1,478,128

Cost for federal income tax purposes	$ 473,769,543

The tax character of distributions paid for the income fund was as follows:

	November 30, 2004	November 30, 2003
Tax-exempt Income	$ 20,814,218	23,876,924
Long-term Capital Gains	8,261,770	3,901,069
Total	$ 29,075,988	$ 27,777,993

Annual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

Swap Agreements. The income fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements - continued

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in compliance with swap contracts.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, for the income fund aggregated $125,022,424 and $175,966,750, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the income fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged ..13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide the money market fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Spartan Florida Municipal Income Fund	.07%	|

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan Florida Municipal Income Fund	$ 44,674
Fidelity Florida Municipal Money Market Fund	609,280

5. Committed Line of Credit.

The income fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is included in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the income fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Florida Municipal Income Fund	$ 5,363	$ 19,748

In addition, through an arrangement with the money market fund's custodian and transfer agent, $149,943 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Spartan Florida Municipal Income Fund and Fidelity Florida Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Florida Municipal Income Fund (a fund of Fidelity Court Street Trust) and Fidelity Florida Municipal Money Market Fund (a fund of Fidelity Court Street Trust II) at November 30, 2004 and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Court Street Trust's and Fidelity Court Street Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

January 14, 2005

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 223 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1977 or 1991

Trustee of Fidelity Court Street Trust (1977) and Fidelity Court Street Trust II (1991). Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (42)**

Year of Election or Appointment: 2001

Senior Vice President of Florida Municipal Money Market (2001) and Spartan Florida Municipal Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Trustee of Fidelity Court Street Trust and Fidelity Court Street Trust II. Mr. Dirks also serves as a Trustee (2005) or a Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Trustee of Fidelity Court Street Trust and Fidelity Court Street Trust II. Mr. Wolfe also serves as a Trustee (2005) or a Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Court Street Trust and Fidelity Court Street Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (50)

Year of Election or Appointment: 1997 or 2000

Vice President of Florida Municipal Money Market (2000) and Spartan Florida Municipal Income (1997). He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Charles S. Morrison (43)

Year of Election or Appointment: 2002

Vice President of Spartan Florida Municipal Income. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (56)

Year of Election or Appointment: 2002

Vice President of Florida Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Douglas T. McGinley (39)

Year of Election or Appointment: 2004

Vice President of Spartan Florida Municipal Income. Mr. McGinley also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. McGinley served as a credit analyst and portfolio manager.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Florida Municipal Money Market and Spartan Florida Municipal Income. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management, Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of Florida Municipal Money Market and Spartan Florida Municipal Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Florida Municipal Money Market and Spartan Florida Municipal Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (53)

Year of Election or Appointment: 2002

Chief Financial Officer of Florida Municipal Money Market and Spartan Florida Municipal Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Florida Municipal Money Market and Spartan Florida Municipal Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Florida Municipal Money Market and Spartan Florida Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Florida Municipal Money Market and Spartan Florida Municipal Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1992

Assistant Treasurer of Florida Municipal Money Market and Spartan Florida Municipal Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Florida Municipal Money Market and Spartan Florida Municipal Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of Florida Municipal Money Market and Spartan Florida Municipal Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Florida Municipal Money Market and Spartan Florida Municipal Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Thomas J. Simpson (46)

Year of Election or Appointment: 1996

Assistant Treasurer of Florida Municipal Money Market and Spartan Florida Municipal Income. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Spartan Florida Municipal Income Fund voted to pay on December 20, 2004, to shareholders of record at the opening of business on December 17, 2004, a distribution of $.034 per share derived from capital gains realized from sales of portfolio securities.

During fiscal year ended 2004, 100% of Spartan Florida Municipal Income Fund's income dividends was free from federal income tax, and 13.70% of Spartan Florida Municipal Income Fund's income dividends was subject to the federal alternative minimum tax.

During fiscal year ended 2004, 100% of Fidelity Florida Municipal Money Market Fund's income dividends was free from federal income tax, and 51.14% of Fidelity Florida Municipal Money Market Fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Spartan Florida Municipal Income Fund

Proxy Voting Results

A special meeting of Spartan Florida Municipal Income Fund's shareholders was held on September 15, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	641,709,991.03	75.922
Against	154,096,676.02	18.231
Abstain	24,432,771.13	2.891
Broker Non-Votes	24,987,895.47	2.956
TOTAL	845,227,333.65	100.000
PROPOSAL 2
To elect a Board of Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	790,960,397.83	93.580
Withheld	54,266,935.82	6.420
TOTAL	845,227,333.65	100.000
Ralph F. Cox
Affirmative	788,692,558.48	93.311
Withheld	56,534,775.17	6.689
TOTAL	845,227,333.65	100.000
Laura B. Cronin
Affirmative	788,897,135.98	93.335
Withheld	56,330,197.67	6.665
TOTAL	845,227,333.65	100.000
Robert M. Gates
Affirmative	791,054,792.80	93.591
Withheld	54,172,540.85	6.409
TOTAL	845,227,333.65	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	789,859,471.22	93.449
Withheld	55,367,862.43	6.551
TOTAL	845,227,333.65	100.000
Abigail P. Johnson
Affirmative	785,878,765.63	92.978
Withheld	59,348,568.02	7.022
TOTAL	845,227,333.65	100.000
Edward C. Johnson 3d
Affirmative	785,474,734.06	92.931
Withheld	59,752,599.59	7.069
TOTAL	845,227,333.65	100.000
Donald J. Kirk
Affirmative	788,574,856.44	93.297
Withheld	56,652,477.21	6.703
TOTAL	845,227,333.65	100.000
Marie L. Knowles
Affirmative	791,973,096.85	93.699
Withheld	53,254,236.80	6.301
TOTAL	845,227,333.65	100.000
Ned C. Lautenbach
Affirmative	791,634,422.24	93.659
Withheld	53,592,911.41	6.341
TOTAL	845,227,333.65	100.000
Marvin L. Mann
Affirmative	789,006,535.86	93.348
Withheld	56,220,797.79	6.652
TOTAL	845,227,333.65	100.000
William O. McCoy
Affirmative	788,820,353.73	93.326
Withheld	56,406,979.92	6.674
TOTAL	845,227,333.65	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	789,930,243.03	93.458
Withheld	55,297,090.62	6.542
TOTAL	845,227,333.65	100.000
William S. Stavropoulos
Affirmative	789,566,071.48	93.415
Withheld	55,661,262.17	6.585
TOTAL	845,227,333.65	100.000
Dennis J. Dirks**
Affirmative	791,747,367.22	93.673
Withheld	53,479,966.43	6.327
TOTAL	845,227,333.65	100.000
Cornelia M. Small**
Affirmative	791,467,765.99	93.640
Withheld	53,759,567.66	6.360
TOTAL	845,227,333.65	100.000
* Denotes trust-wide proposals and voting results. ** Effective 1/1/05

Annual Report

Proxy Voting Results

Fidelity Florida Municipal Money Market Fund

A special meeting of Fidelity Florida Municipal Money Market Fund's shareholders was held on October 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	1,683,413,694.99	76.562
Against	432,834,626.61	19.685
Abstain	75,544,678.65	3.436
Broker Non-Votes	6,970,602.00	.317
TOTAL	2,198,763,602.25	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	2,051,297,519.75	93.293
Withheld	147,466,082.50	6.707
TOTAL	2,198,763,602.25	100.000
Ralph F. Cox
Affirmative	2,050,494,216.09	93.257
Withheld	148,269,386.16	6.743
TOTAL	2,198,763,602.25	100.000
Laura B. Cronin
Affirmative	2,050,376,715.72	93.251
Withheld	148,386,886.53	6.749
TOTAL	2,198,763,602.25	100.000
Dennis J. Dirks B
Affirmative	2,050,524,027.25	93.258
Withheld	148,239,575.00	6.742
TOTAL	2,198,763,602.25	100.000
	# of Votes	% of Votes
Robert M. Gates
Affirmative	2,049,904,222.04	93.230
Withheld	148,859,380.21	6.770
TOTAL	2,198,763,602.25	100.000
George H. Heilmeier
Affirmative	2,050,468,132.62	93.256
Withheld	148,295,469.63	6.744
TOTAL	2,198,763,602.25	100.000
Abigail P. Johnson
Affirmative	2,045,020,476.01	93.008
Withheld	153,743,126.24	6.992
TOTAL	2,198,763,602.25	100.000
Edward C. Johnson 3d
Affirmative	2,045,331,689.99	93.022
Withheld	153,431,912.26	6.978
TOTAL	2,198,763,602.25	100.000
Donald J. Kirk
Affirmative	2,050,544,912.44	93.259
Withheld	148,218,689.81	6.741
TOTAL	2,198,763,602.25	100.000
Marie L. Knowles
Affirmative	2,053,765,168.39	93.405
Withheld	144,998,433.86	6.595
TOTAL	2,198,763,602.25	100.000
Ned C. Lautenbach
Affirmative	2,052,928,666.59	93.367
Withheld	145,834,935.66	6.633
TOTAL	2,198,763,602.25	100.000
Marvin L. Mann
Affirmative	2,051,142,406.15	93.286
Withheld	147,621,196.10	6.714
TOTAL	2,198,763,602.25	100.000
	# of Votes	% of Votes
William O. McCoy
Affirmative	2,049,710,021.61	93.221
Withheld	149,053,580.64	6.779
TOTAL	2,198,763,602.25	100.000
Robert L. Reynolds
Affirmative	2,049,818,975.64	93.226
Withheld	148,944,626.61	6.774
TOTAL	2,198,763,602.25	100.000
Cornelia M. Small B
Affirmative	2,053,797,023.53	93.407
Withheld	144,966,578.72	6.593
TOTAL	2,198,763,602.25	100.000
William S. Stavropoulos
Affirmative	2,050,245,738.45	93.245
Withheld	148,517,863.80	6.755
TOTAL	2,198,763,602.25	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
 and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SFC-UANN-0105
1.786714.101

Item 2. Code of Ethics

As of the end of the period, November 30, 2004, Fidelity Court Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Spartan Connecticut Municipal Income Fund, Spartan Florida Municipal Income Fund, and Spartan New Jersey Municipal Income Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Spartan Connecticut Municipal Income Fund	$38,000	$44,000
Spartan Florida Municipal Income Fund	$39,000	$44,000
Spartan New Jersey Municipal Income Fund	$39,000	$44,000
All funds in the Fidelity Group of Funds audited by PwC	$10,600,000	$10,500,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended November 30, 2004 and November 30, 2003 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003A,B
Spartan Connecticut Municipal Income Fund	$0	$0
Spartan Florida Municipal Income Fund	$0	$0
Spartan New Jersey Municipal Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$50,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2004A	2003A,B
Spartan Connecticut Municipal Income Fund	$2,400	$2,200
Spartan Florida Municipal Income Fund	$2,400	$2,200
Spartan New Jersey Municipal Income Fund	$2,400	$2,200
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2004A	2003A,B
Spartan Connecticut Municipal Income Fund	$1,600	$1,700
Spartan Florida Municipal Income Fund	$1,700	$1,800
Spartan New Jersey Municipal Income Fund	$1,700	$1,800
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$540,000	$140,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended November 30, 2004 and November 30, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended November 30, 2004, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Spartan Connecticut Municipal Income Fund	0%
Spartan Florida Municipal Income Fund	0%
Spartan New Jersey Municipal Income Fund	0%

(g) For the fiscal years ended November 30, 2004 and November 30, 2003, the aggregate fees billed by PwC of $2,700,000A and $1,850,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$550,000	$200,000
Non-Covered Services	$2,150,000	$1,650,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	January 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	January 24, 2005